UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Value Fund

April 30, 2018

AEDTI-QTLY-0618
1.950933.105

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Media - 9.9%
Cinemark Holdings, Inc.	195,700	$7,665,569
Comcast Corp. Class A	346,400	10,873,496
Entercom Communications Corp. Class A (a)	631,500	6,409,725
Interpublic Group of Companies, Inc.	583,500	13,764,765
Lions Gate Entertainment Corp. Class B	441,300	10,158,726
The Walt Disney Co.	126,300	12,671,679
Time Warner, Inc.	223,400	21,178,320
Twenty-First Century Fox, Inc. Class A	445,300	16,280,168
WPP PLC	540,100	9,268,186
		108,270,634
Multiline Retail - 0.5%
Dollar General Corp.	55,900	5,396,027
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy - Louis Vuitton SA	5,920	2,060,232
PVH Corp.	69,400	11,081,098
		13,141,330

TOTAL CONSUMER DISCRETIONARY		126,807,991

CONSUMER STAPLES - 8.7%
Beverages - 0.8%
PepsiCo, Inc.	83,800	8,458,772
Food & Staples Retailing - 3.0%
CVS Health Corp.	319,487	22,309,777
Sysco Corp.	163,500	10,225,290
		32,535,067
Food Products - 2.9%
Kellogg Co.	148,700	8,758,430
Seaboard Corp.	100	400,705
The Hershey Co.	56,500	5,194,610
The J.M. Smucker Co.	154,000	17,568,320
		31,922,065
Personal Products - 0.7%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	80,000	4,586,287
(NY Reg.)	61,400	3,507,168
		8,093,455
Tobacco - 1.3%
British American Tobacco PLC:
(United Kingdom)	79,000	4,332,953
sponsored ADR	179,910	9,826,684
		14,159,637

TOTAL CONSUMER STAPLES		95,168,996

ENERGY - 11.4%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	372,800	13,461,808
Dril-Quip, Inc. (b)	72,900	3,021,705
		16,483,513
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	286,769	35,877,670
Dynagas LNG Partners LP	114,500	919,435
Exxon Mobil Corp.	195,700	15,215,675
GasLog Ltd.	216,800	3,653,080
GasLog Partners LP	247,200	5,871,000
Golar LNG Ltd.	81,189	2,610,226
Golar LNG Partners LP	435,400	8,734,124
Hoegh LNG Partners LP	167,700	2,993,445
Phillips 66 Co.	138,600	15,427,566
Suncor Energy, Inc.	228,000	8,719,031
Teekay Corp. (a)	237,400	2,093,868
Teekay LNG Partners LP	17,400	317,550
Teekay Offshore Partners LP	2,101,600	5,863,464
		108,296,134

TOTAL ENERGY		124,779,647

FINANCIALS - 27.1%
Banks - 12.1%
JPMorgan Chase & Co.	405,930	44,157,065
PNC Financial Services Group, Inc.	100,400	14,619,244
SunTrust Banks, Inc.	235,300	15,718,040
U.S. Bancorp	439,921	22,194,014
Wells Fargo & Co.	676,949	35,174,270
		131,862,633
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	66,000	15,729,780
State Street Corp.	100,700	10,047,846
		25,777,626
Consumer Finance - 2.9%
Capital One Financial Corp.	99,500	9,016,690
Discover Financial Services	159,300	11,350,125
Synchrony Financial	354,500	11,758,765
		32,125,580
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (b)	190,700	36,944,311
Cannae Holdings, Inc. (b)	30,100	621,866
Standard Life PLC	993,452	4,996,155
		42,562,332
Insurance - 4.3%
Allstate Corp.	68,500	6,700,670
Chubb Ltd.	86,993	11,802,340
FNF Group	156,300	5,756,529
Prudential PLC	360,593	9,272,310
The Travelers Companies, Inc.	102,100	13,436,360
		46,968,209
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	319,300	6,041,156
Annaly Capital Management, Inc.	599,700	6,218,889
MFA Financial, Inc.	555,100	4,174,352
		16,434,397

TOTAL FINANCIALS		295,730,777

HEALTH CARE - 13.0%
Biotechnology - 3.6%
Amgen, Inc.	143,000	24,950,640
Shire PLC sponsored ADR	87,200	13,902,296
		38,852,936
Health Care Providers & Services - 4.5%
Aetna, Inc.	53,500	9,579,175
Anthem, Inc.	47,900	11,303,921
Cigna Corp.	84,400	14,501,608
McKesson Corp.	52,100	8,138,541
UnitedHealth Group, Inc.	23,500	5,555,400
		49,078,645
Pharmaceuticals - 4.9%
Allergan PLC	77,200	11,861,780
Bayer AG	128,900	15,406,078
Johnson & Johnson	74,393	9,409,971
Pfizer, Inc.	233,336	8,542,431
Sanofi SA sponsored ADR	220,600	8,673,992
		53,894,252

TOTAL HEALTH CARE		141,825,833

INDUSTRIALS - 6.4%
Aerospace & Defense - 2.7%
Harris Corp.	58,100	9,088,002
Huntington Ingalls Industries, Inc.	7,200	1,751,112
United Technologies Corp.	152,900	18,370,935
		29,210,049
Machinery - 1.0%
Allison Transmission Holdings, Inc.	91,800	3,579,282
Deere & Co.	57,500	7,781,475
		11,360,757
Professional Services - 1.5%
Dun & Bradstreet Corp.	43,600	5,027,516
Nielsen Holdings PLC	350,900	11,035,805
		16,063,321
Road & Rail - 1.2%
Union Pacific Corp.	94,700	12,654,761

TOTAL INDUSTRIALS		69,288,888

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	475,259	21,049,221
F5 Networks, Inc. (b)	53,700	8,757,933
		29,807,154
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	109,124	10,012,127
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (b)	12,500	12,732,250
comScore, Inc. (b)	289,405	6,135,386
eBay, Inc. (b)	175,100	6,632,788
		25,500,424
IT Services - 1.7%
Amdocs Ltd.	116,200	7,814,450
Cognizant Technology Solutions Corp. Class A	102,900	8,419,278
The Western Union Co.	112,300	2,217,925
		18,451,653
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	69,500	11,485,570

TOTAL INFORMATION TECHNOLOGY		95,256,928

MATERIALS - 4.7%
Chemicals - 3.2%
DowDuPont, Inc.	162,300	10,263,852
LyondellBasell Industries NV Class A	121,300	12,825,049
Monsanto Co.	65,600	8,224,272
The Scotts Miracle-Gro Co. Class A	46,374	3,875,939
		35,189,112
Containers & Packaging - 1.5%
Ball Corp.	196,200	7,865,658
Graphic Packaging Holding Co.	571,500	8,172,450
		16,038,108

TOTAL MATERIALS		51,227,220

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (b)	271,300	12,292,603
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	400,790	19,778,987
UTILITIES - 3.0%
Electric Utilities - 3.0%
Exelon Corp.	385,600	15,300,608
PPL Corp.	129,200	3,759,720
Xcel Energy, Inc.	287,900	13,485,236
		32,545,564
TOTAL COMMON STOCKS
(Cost $972,470,365)		1,064,703,434

Other - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $4,632,348)	4,632,348	4,308,084

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.74% (f)	22,392,420	22,396,898
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	7,580,521	7,581,279
TOTAL MONEY MARKET FUNDS
(Cost $29,978,177)		29,978,177
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,007,080,890)		1,098,989,695
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,429,326)
NET ASSETS - 100%		$1,091,560,369

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,308,084 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$4,632,348

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,232
Fidelity Securities Lending Cash Central Fund	10,428
Total	$91,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$126,807,991	$115,479,573	$11,328,418	$--
Consumer Staples	95,168,996	86,249,756	8,919,240	--
Energy	124,779,647	124,779,647	--	--
Financials	295,730,777	286,458,467	9,272,310	--
Health Care	141,825,833	126,419,755	15,406,078	--
Industrials	69,288,888	69,288,888	--	--
Information Technology	95,256,928	95,256,928	--	--
Materials	51,227,220	51,227,220	--	--
Real Estate	12,292,603	12,292,603	--	--
Telecommunication Services	19,778,987	19,778,987	--	--
Utilities	32,545,564	32,545,564	--	--
Other	4,308,084	--	--	4,308,084
Money Market Funds	29,978,177	29,978,177	--	--
Total Investments in Securities:	$1,098,989,695	$1,049,755,565	$44,926,046	$4,308,084

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

April 30, 2018

ALDTI-QTLY-0618
1.950918.105

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.5%
Delphi Technologies PLC	125,559	$6,078,311
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	124,652	6,307,391
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	34,400	7,219,872
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	263,881	6,177,454
Media - 2.2%
Liberty Broadband Corp. Class C (a)	113,845	8,070,472
The Walt Disney Co.	165,624	16,617,056
		24,687,528
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	62,000	5,945,180
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	65,500	8,898,175
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	53,505	8,543,143

TOTAL CONSUMER DISCRETIONARY		73,857,054

CONSUMER STAPLES - 7.2%
Beverages - 0.4%
PepsiCo, Inc.	39,200	3,956,848
Food & Staples Retailing - 2.0%
CVS Health Corp.	111,950	7,817,469
Walgreens Boots Alliance, Inc.	40,899	2,717,739
Walmart, Inc.	123,698	10,942,325
		21,477,533
Food Products - 1.8%
Bunge Ltd.	16,300	1,177,349
ConAgra Foods, Inc.	44,100	1,634,787
Darling International, Inc. (a)	37,800	647,892
Mondelez International, Inc.	212,219	8,382,651
Post Holdings, Inc. (a)	6,700	533,119
The Kraft Heinz Co.	77,629	4,376,723
Tyson Foods, Inc. Class A	44,700	3,133,470
		19,885,991
Household Products - 1.8%
Colgate-Palmolive Co.	46,900	3,059,287
Kimberly-Clark Corp.	16,200	1,677,348
Procter & Gamble Co.	215,957	15,622,329
		20,358,964
Tobacco - 1.2%
Altria Group, Inc.	28,400	1,593,524
Philip Morris International, Inc.	135,846	11,139,372
		12,732,896

TOTAL CONSUMER STAPLES		78,412,232

ENERGY - 11.4%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	360,181	13,006,136
Dril-Quip, Inc. (a)	5,129	212,597
		13,218,733
Oil, Gas & Consumable Fuels - 10.2%
Andeavor	65,180	9,015,698
Cabot Oil & Gas Corp.	268,576	6,421,652
Cenovus Energy, Inc.	902,883	9,043,246
Cheniere Energy, Inc. (a)	173,500	10,090,760
Chevron Corp.	263,886	33,014,777
ConocoPhillips Co.	399,706	26,180,743
EQT Corp.	122,600	6,153,294
Valero Energy Corp.	110,600	12,268,858
		112,189,028

TOTAL ENERGY		125,407,761

FINANCIALS - 24.5%
Banks - 8.1%
Bank of America Corp.	602,000	18,011,840
CIT Group, Inc.	186,900	9,896,355
Citigroup, Inc.	116,600	7,960,282
JPMorgan Chase & Co.	37,300	4,057,494
PNC Financial Services Group, Inc.	59,300	8,634,673
U.S. Bancorp	341,608	17,234,124
Wells Fargo & Co.	452,375	23,505,405
		89,300,173
Capital Markets - 3.4%
Brookfield Asset Management, Inc. Class A	41,000	1,625,055
Franklin Resources, Inc.	223,400	7,515,176
Goldman Sachs Group, Inc.	89,922	21,431,110
The Blackstone Group LP	236,400	7,316,580
		37,887,921
Consumer Finance - 3.6%
Ally Financial, Inc.	45,100	1,177,110
American Express Co.	63,400	6,260,750
Capital One Financial Corp.	160,186	14,516,055
Discover Financial Services	217,700	15,511,125
Synchrony Financial	50,000	1,658,500
Trisura Group Ltd.	269	5,185
		39,128,725
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	229,739	44,507,337
Insurance - 5.0%
AFLAC, Inc.	271,200	12,358,584
American International Group, Inc.	11,300	632,800
Chubb Ltd.	97,247	13,193,500
MetLife, Inc.	114,251	5,446,345
Reinsurance Group of America, Inc.	68,100	10,174,140
The Travelers Companies, Inc.	99,700	13,120,520
		54,925,889
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	293,235	3,040,847

TOTAL FINANCIALS		268,790,892

HEALTH CARE - 13.1%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	23,500	2,764,305
Prothena Corp. PLC (a)	9	108
		2,764,413
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	160,500	9,329,865
Baxter International, Inc.	89,100	6,192,450
Becton, Dickinson & Co.	20,100	4,660,587
Medtronic PLC	129,228	10,355,040
		30,537,942
Health Care Providers & Services - 2.4%
Aetna, Inc.	25,600	4,583,680
Anthem, Inc.	15,800	3,728,642
Cigna Corp.	35,076	6,026,758
Express Scripts Holding Co. (a)	41,900	3,171,830
Humana, Inc.	13,800	4,059,684
McKesson Corp.	32,100	5,014,341
		26,584,935
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	24,700	5,195,645
Pharmaceuticals - 7.1%
Allergan PLC	33,100	5,085,815
Jazz Pharmaceuticals PLC (a)	102,176	15,534,839
Johnson & Johnson	199,847	25,278,647
Merck & Co., Inc.	222,499	13,098,516
Pfizer, Inc.	521,138	19,078,862
		78,076,679

TOTAL HEALTH CARE		143,159,614

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.7%
Raytheon Co.	32,585	6,677,970
United Technologies Corp.	104,296	12,531,164
		19,209,134
Airlines - 0.9%
American Airlines Group, Inc.	165,991	7,125,994
JetBlue Airways Corp. (a)	118,486	2,273,746
		9,399,740
Construction & Engineering - 0.7%
AECOM (a)	233,273	8,033,922
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	138,050	7,001,896
Industrial Conglomerates - 0.7%
General Electric Co.	451,465	6,352,113
Honeywell International, Inc.	7,153	1,034,896
		7,387,009
Professional Services - 0.3%
Nielsen Holdings PLC	114,100	3,588,445
Road & Rail - 0.9%
Norfolk Southern Corp.	65,472	9,393,268
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	161,738	6,260,878

TOTAL INDUSTRIALS		70,274,292

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	608,114	26,933,369
Juniper Networks, Inc.	229,600	5,645,864
		32,579,233
Electronic Equipment & Components - 0.5%
Dell Technologies, Inc. (a)	82,200	5,899,494
Internet Software & Services - 0.7%
Alphabet, Inc. Class A (a)	7,300	7,435,634
IT Services - 2.0%
Amdocs Ltd.	186,600	12,548,850
Cognizant Technology Solutions Corp. Class A	24,500	2,004,590
Fidelity National Information Services, Inc.	41,800	3,969,746
Leidos Holdings, Inc.	51,300	3,294,999
		21,818,185
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	67,900	3,504,998
Qualcomm, Inc.	207,093	10,563,814
		14,068,812
Software - 0.7%
Oracle Corp.	176,197	8,046,917
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	28,424	4,697,350

TOTAL INFORMATION TECHNOLOGY		94,545,625

MATERIALS - 2.7%
Chemicals - 2.1%
DowDuPont, Inc.	193,657	12,246,869
LyondellBasell Industries NV Class A	51,800	5,476,814
Westlake Chemical Corp.	43,374	4,639,717
		22,363,400
Construction Materials - 0.3%
Eagle Materials, Inc.	36,500	3,612,040
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	259,100	3,705,130

TOTAL MATERIALS		29,680,570

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	20,500	2,795,380
AvalonBay Communities, Inc.	20,800	3,390,400
Boston Properties, Inc.	32,000	3,885,120
Colony NorthStar, Inc.	372,563	2,276,360
Equity Residential (SBI)	60,100	3,708,771
Essex Property Trust, Inc.	15,200	3,643,288
Forest City Realty Trust, Inc. Class A	221,300	4,439,278
General Growth Properties, Inc.	113,544	2,269,745
Public Storage	12,600	2,542,428
Quality Care Properties, Inc. (a)	145,600	3,198,832
Safety Income and Growth, Inc.	139,700	2,507,615
Simon Property Group, Inc.	16,800	2,626,512
The Macerich Co.	23,200	1,336,784
Washington Prime Group, Inc. (b)	336,600	2,177,802
		40,798,315
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	76,471	3,464,901

TOTAL REAL ESTATE		44,263,216

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	456,765	14,936,216
Verizon Communications, Inc.	221,958	10,953,627
		25,889,843
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	44,900	2,716,899

TOTAL TELECOMMUNICATION SERVICES		28,606,742

UTILITIES - 6.1%
Electric Utilities - 4.1%
Eversource Energy	63,700	3,837,925
Exelon Corp.	264,200	10,483,456
NextEra Energy, Inc.	83,967	13,763,031
PG&E Corp.	64,200	2,959,620
PPL Corp.	212,700	6,189,570
Westar Energy, Inc.	133,800	7,249,284
		44,482,886
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	220,300	6,829,300
The AES Corp.	530,000	6,487,200
		13,316,500
Multi-Utilities - 0.8%
Sempra Energy	82,431	9,215,786

TOTAL UTILITIES		67,015,172

TOTAL COMMON STOCKS
(Cost $851,936,629)		1,024,013,170
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.77% 5/10/18 to 6/28/18 (c)
(Cost $838,651)	840,000	838,700
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.74% (d)	67,243,264	$67,256,712
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	2,355,264	2,355,500
TOTAL MONEY MARKET FUNDS
(Cost $69,612,228)		69,612,212
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $922,387,508)		1,094,464,082
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,586,189
NET ASSETS - 100%		$1,097,050,271

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	311	June 2018	$18,397,205	$(595,451)	$(595,451)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $838,700.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$228,328
Fidelity Securities Lending Cash Central Fund	998
Total	$229,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$73,857,054	$73,857,054	$--	$--
Consumer Staples	78,412,232	78,412,232	--	--
Energy	125,407,761	125,407,761	--	--
Financials	268,790,892	268,790,892	--	--
Health Care	143,159,614	143,159,614	--	--
Industrials	70,274,292	70,274,292	--	--
Information Technology	94,545,625	94,545,625	--	--
Materials	29,680,570	29,680,570	--	--
Real Estate	44,263,216	44,263,216	--	--
Telecommunication Services	28,606,742	28,606,742	--	--
Utilities	67,015,172	67,015,172	--	--
U.S. Government and Government Agency Obligations	838,700	--	838,700	--
Money Market Funds	69,612,212	69,612,212	--	--
Total Investments in Securities:	$1,094,464,082	$1,093,625,382	$838,700	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(595,451)	$(595,451)	$--	$--
Total Liabilities	$(595,451)	$(595,451)	$--	$--
Total Derivative Instruments:	$(595,451)	$(595,451)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

April 30, 2018

EQU-QTLY-0618
1.800336.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.7%
General Motors Co.	1,251,400	$45,976
Hotels, Restaurants & Leisure - 2.6%
Bluegreen Vacations Corp.	388,300	9,036
Carnival Corp.	217,400	13,709
Cedar Fair LP (depositary unit)	171,300	11,604
Compass Group PLC	351,700	7,553
Dunkin' Brands Group, Inc. (a)	981,800	59,851
McDonald's Corp.	196,400	32,885
Wyndham Worldwide Corp.	325,200	37,141
		171,779
Media - 2.7%
Comcast Corp. Class A	4,190,388	131,536
Interpublic Group of Companies, Inc.	523,500	12,349
Omnicom Group, Inc.	249,200	18,356
Twenty-First Century Fox, Inc. Class A	406,600	14,865
		177,106
Multiline Retail - 0.4%
Macy's, Inc.	852,300	26,481
Specialty Retail - 1.2%
Home Depot, Inc.	117,500	21,714
L Brands, Inc.	247,500	8,640
Lowe's Companies, Inc.	255,100	21,028
TJX Companies, Inc.	282,400	23,962
		75,344

TOTAL CONSUMER DISCRETIONARY		496,686

CONSUMER STAPLES - 11.3%
Beverages - 1.1%
Dr. Pepper Snapple Group, Inc.	396,300	47,540
Molson Coors Brewing Co. Class B	396,895	28,275
		75,815
Food & Staples Retailing - 2.8%
CVS Health Corp.	1,007,500	70,354
Sysco Corp.	420,400	26,292
Walmart, Inc.	983,891	87,035
		183,681
Food Products - 2.4%
Bunge Ltd.	166,300	12,012
Campbell Soup Co. (a)	110,900	4,523
Hilton Food Group PLC	1,591,263	19,410
McCormick & Co., Inc. (non-vtg.)	66,500	7,010
Mondelez International, Inc.	698,600	27,595
Morinaga & Co. Ltd.	228,100	11,121
Nestle SA (Reg. S)	241,356	18,698
The Hain Celestial Group, Inc. (b)	261,800	7,626
The J.M. Smucker Co.	206,700	23,580
The Kraft Heinz Co.	444,300	25,050
		156,625
Household Products - 1.9%
Essity AB Class B	296,900	7,561
Kimberly-Clark Corp.	285,500	29,561
Procter & Gamble Co.	1,176,897	85,137
		122,259
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	732,000	41,965
Tobacco - 2.5%
Altria Group, Inc.	1,046,600	58,725
British American Tobacco PLC:
(United Kingdom)	952,400	52,237
sponsored ADR	342,893	18,729
Imperial Tobacco Group PLC	542,280	19,444
Philip Morris International, Inc.	198,100	16,244
		165,379

TOTAL CONSUMER STAPLES		745,724

ENERGY - 10.8%
Oil, Gas & Consumable Fuels - 10.8%
BP PLC	3,161,800	23,486
Chevron Corp.	1,235,772	154,607
ConocoPhillips Co.	1,407,600	92,198
Enterprise Products Partners LP	1,798,200	48,264
Imperial Oil Ltd.	1,172,800	36,473
Kinder Morgan, Inc.	2,508,400	39,683
Phillips 66 Co.	355,200	39,537
Suncor Energy, Inc.	2,139,100	81,802
The Williams Companies, Inc.	3,122,643	80,346
Williams Partners LP	3,096,269	112,704
		709,100
FINANCIALS - 25.7%
Banks - 15.2%
Bank of America Corp.	6,772,500	202,633
JPMorgan Chase & Co.	3,258,282	354,436
KeyCorp	1,118,616	22,283
Lakeland Financial Corp.	175,800	8,354
Regions Financial Corp.	970,500	18,148
SunTrust Banks, Inc.	1,011,100	67,541
U.S. Bancorp	1,471,722	74,248
Wells Fargo & Co.	4,930,150	256,171
		1,003,814
Capital Markets - 4.6%
KKR & Co. LP	5,380,465	112,667
State Street Corp.	460,799	45,979
The Blackstone Group LP	4,687,532	145,079
TPG Specialty Lending, Inc.	360	7
		303,732
Consumer Finance - 1.1%
Capital One Financial Corp.	461,100	41,785
Discover Financial Services	380,500	27,111
		68,896
Insurance - 4.4%
Aspen Insurance Holdings Ltd.	69,300	2,942
Axis Capital Holdings Ltd.	77,600	4,555
Chubb Ltd.	1,266,600	171,840
MetLife, Inc.	1,774,638	84,597
The Travelers Companies, Inc.	216,000	28,426
		292,360
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	1,726,834	24,694

TOTAL FINANCIALS		1,693,496

HEALTH CARE - 9.0%
Biotechnology - 1.8%
Amgen, Inc.	667,200	116,413
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	240,000	55,649
Health Care Providers & Services - 0.6%
HealthSouth Corp.	3	0
UnitedHealth Group, Inc.	171,700	40,590
		40,590
Pharmaceuticals - 5.8%
Allergan PLC	2,795	429
AstraZeneca PLC (United Kingdom)	648,308	45,383
Bristol-Myers Squibb Co.	277,900	14,487
GlaxoSmithKline PLC	2,243,500	44,998
Johnson & Johnson	1,605,648	203,098
Roche Holding AG (participation certificate)	152,289	33,837
Sanofi SA (a)	486,677	38,478
		380,710

TOTAL HEALTH CARE		593,362

INDUSTRIALS - 6.7%
Aerospace & Defense - 2.8%
General Dynamics Corp.	244,000	49,120
Raytheon Co.	203,600	41,726
United Technologies Corp.	758,120	91,088
		181,934
Air Freight & Logistics - 1.3%
Deutsche Post AG	479,381	20,807
United Parcel Service, Inc. Class B	547,773	62,172
		82,979
Building Products - 0.2%
Johnson Controls International PLC	479,100	16,227
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	571,600	29,717
Waste Connection, Inc. (Canada)	178,245	12,883
		42,600
Electrical Equipment - 0.7%
AMETEK, Inc.	123,300	8,606
Eaton Corp. PLC	314,200	23,574
Regal Beloit Corp.	149,000	10,609
		42,789
Industrial Conglomerates - 0.7%
General Electric Co.	853,355	12,007
Roper Technologies, Inc.	140,900	37,224
		49,231
Machinery - 0.4%
Allison Transmission Holdings, Inc.	402,900	15,709
Ingersoll-Rand PLC	105,200	8,825
		24,534

TOTAL INDUSTRIALS		440,294

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 4.2%
Cisco Systems, Inc.	6,293,486	278,738
Electronic Equipment & Components - 0.9%
ADT, Inc.	493,700	4,399
Dell Technologies, Inc. (b)	329,903	23,677
TE Connectivity Ltd.	336,632	30,886
		58,962
IT Services - 1.1%
First Data Corp. Class A (b)	1,960,236	35,480
Paychex, Inc.	616,957	37,369
		72,849
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	908,600	46,902
Qualcomm, Inc.	2,417,816	123,333
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	625,600	24,054
		194,289
Software - 2.1%
Micro Focus International PLC	1,720,710	29,670
Microsoft Corp.	1,171,416	109,551
		139,221
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	232,400	38,406

TOTAL INFORMATION TECHNOLOGY		782,465

MATERIALS - 3.4%
Chemicals - 2.4%
DowDuPont, Inc.	1,241,000	78,481
LyondellBasell Industries NV Class A	517,300	54,694
Monsanto Co.	179,200	22,466
		155,641
Containers & Packaging - 1.0%
Ball Corp.	247,500	9,922
WestRock Co.	1,015,300	60,065
		69,987

TOTAL MATERIALS		225,628

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	339,100	46,240
Public Storage	131,000	26,433
Spirit Realty Capital, Inc.	276,800	2,228
		74,901
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	3,083,689	100,837
Verizon Communications, Inc.	3,903,160	192,621
		293,458
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	11,343	686
Vodafone Group PLC sponsored ADR	110,800	3,259
		3,945

TOTAL TELECOMMUNICATION SERVICES		297,403

UTILITIES - 4.7%
Electric Utilities - 4.0%
Exelon Corp.	4,416,500	175,247
PPL Corp.	2,088,400	60,772
Xcel Energy, Inc.	586,800	27,486
		263,505
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	852,900	21,604
Public Service Enterprise Group, Inc.	405,900	21,168
		42,772

TOTAL UTILITIES		306,277

TOTAL COMMON STOCKS
(Cost $4,941,468)		6,365,336

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	9,700	583
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00% (b)	23,000	2,153
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	10,300	665

TOTAL UTILITIES		2,818

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,205)		3,401
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	1,770	1,606
Liberty Media Corp. 1.375% 10/15/23	1,000	1,147
		2,753
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.5% 9/15/26	810	708
Scorpio Tankers, Inc. 2.375% 7/1/19 (c)	2,500	2,400
		3,108
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	760	706
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Yahoo!, Inc. 0% 12/1/18	480	633
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	310	656
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	180	447
Microchip Technology, Inc. 1.625% 2/15/25	470	765
Micron Technology, Inc. 3% 11/15/43	520	823
ON Semiconductor Corp. 1.625% 10/15/23	750	964
		2,999
TOTAL INFORMATION TECHNOLOGY		4,288

TOTAL CONVERTIBLE BONDS		10,855

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (c)	535	575
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (c)	2,765	2,528

TOTAL NONCONVERTIBLE BONDS		3,103

TOTAL CORPORATE BONDS
(Cost $14,156)		13,958
	Shares	Value (000s)

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $22,679)	22,678,929	21,091

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.74% (g)	168,392,964	168,427
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	32,688,445	32,692
TOTAL MONEY MARKET FUNDS
(Cost $201,119)		201,119
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $5,182,627)		6,604,905
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(19,980)
NET ASSETS - 100%		$6,584,925

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,503,000 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,091,000 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$917
Fidelity Securities Lending Cash Central Fund	24
Total	$941

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$496,686	$496,686	$--	$--
Consumer Staples	745,724	632,824	112,900	--
Energy	709,100	685,614	23,486	--
Financials	1,693,496	1,693,496	--	--
Health Care	593,945	430,666	163,279	--
Industrials	440,294	419,487	20,807	--
Information Technology	782,465	752,795	29,670	--
Materials	225,628	225,628	--	--
Real Estate	74,901	74,901	--	--
Telecommunication Services	297,403	297,403	--	--
Utilities	309,095	306,277	2,818	--
Corporate Bonds	13,958	--	13,958	--
Other	21,091	--	--	21,091
Money Market Funds	201,119	201,119	--	--
Total Investments in Securities:	$6,604,905	$6,216,896	$366,918	$21,091

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$75,960
Level 2 to Level 1	$11,975

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Value Fund

April 30, 2018

ZXU-QTLY-0618
1.9881560.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.6%
Delphi Technologies PLC	2,174	$105,243
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	2,073	104,894
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	595	124,879
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	4,568	106,937
Media - 2.3%
Liberty Broadband Corp. Class C (a)	1,969	139,582
The Walt Disney Co.	2,866	287,546
		427,128
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,074	102,986
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	1,134	154,054
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	927	148,014

TOTAL CONSUMER DISCRETIONARY		1,274,135

CONSUMER STAPLES - 7.2%
Beverages - 0.4%
PepsiCo, Inc.	662	66,822
Food & Staples Retailing - 2.0%
CVS Health Corp.	1,888	131,839
Walgreens Boots Alliance, Inc.	689	45,784
Walmart, Inc.	2,085	184,439
		362,062
Food Products - 1.8%
Bunge Ltd.	275	19,863
ConAgra Foods, Inc.	754	27,951
Darling International, Inc. (a)	677	11,604
Mondelez International, Inc.	3,513	138,764
Post Holdings, Inc. (a)	105	8,355
The Kraft Heinz Co.	1,309	73,801
Tyson Foods, Inc. Class A	753	52,785
		333,123
Household Products - 1.9%
Colgate-Palmolive Co.	800	52,184
Kimberly-Clark Corp.	273	28,266
Procter & Gamble Co.	3,640	263,318
		343,768
Tobacco - 1.1%
Altria Group, Inc.	456	25,586
Philip Morris International, Inc.	2,275	186,550
		212,136

TOTAL CONSUMER STAPLES		1,317,911

ENERGY - 11.0%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	6,428	232,115
Oil, Gas & Consumable Fuels - 9.7%
Andeavor	978	135,277
Cenovus Energy, Inc.	15,470	154,947
Cheniere Energy, Inc. (a)	2,222	129,232
Chevron Corp.	2,164	270,738
ConocoPhillips Co.	6,356	416,318
Encana Corp.	10,372	129,170
Suncor Energy, Inc.	9,555	365,396
Valero Energy Corp.	1,637	181,592
		1,782,670

TOTAL ENERGY		2,014,785

FINANCIALS - 25.9%
Banks - 8.3%
CIT Group, Inc.	3,009	159,327
Citigroup, Inc.	2,622	179,004
First Citizen Bancshares, Inc.	386	166,864
Popular, Inc.	1,584	73,323
Prosperity Bancshares, Inc.	410	29,426
U.S. Bancorp	4,146	209,166
Wells Fargo & Co.	13,585	705,877
		1,522,987
Capital Markets - 2.8%
Cowen Group, Inc. Class A (a)	5,014	77,717
Franklin Resources, Inc.	1,465	49,283
Goldman Sachs Group, Inc.	1,624	387,048
		514,048
Consumer Finance - 4.0%
Ally Financial, Inc.	7,908	206,399
Discover Financial Services	2,881	205,271
Synchrony Financial	9,621	319,129
		730,799
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	4,622	895,416
Insurance - 5.4%
AFLAC, Inc.	4,432	201,966
American International Group, Inc.	3,092	173,152
Chubb Ltd.	2,589	351,250
Kansas City Life Insurance Co.	781	31,841
National Western Life Group, Inc.	170	53,960
Torchmark Corp.	1,944	168,623
		980,792
Thrifts & Mortgage Finance - 0.5%
Meridian Bancorp, Inc. Maryland	5,088	96,163

TOTAL FINANCIALS		4,740,205

HEALTH CARE - 13.1%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	314	36,936
Amgen, Inc.	1,040	181,459
		218,395
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	2,298	133,583
Baxter International, Inc.	742	51,569
Medtronic PLC	2,176	174,363
		359,515
Health Care Providers & Services - 2.2%
Anthem, Inc.	333	78,585
Capital Senior Living Corp. (a)	4,648	54,614
Cigna Corp.	588	101,030
Humana, Inc.	314	92,373
McKesson Corp.	460	71,857
		398,459
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	426	89,609
Pharmaceuticals - 7.3%
Allergan PLC	560	86,044
Bristol-Myers Squibb Co.	693	36,126
Jazz Pharmaceuticals PLC (a)	1,733	263,485
Johnson & Johnson	3,359	424,880
Merck & Co., Inc.	3,323	195,625
Pfizer, Inc.	8,839	323,596
		1,329,756

TOTAL HEALTH CARE		2,395,734

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.7%
Raytheon Co.	506	103,700
United Technologies Corp.	1,733	208,220
		311,920
Airlines - 0.8%
American Airlines Group, Inc.	2,616	112,305
JetBlue Airways Corp. (a)	1,779	34,139
		146,444
Construction & Engineering - 0.7%
AECOM (a)	3,882	133,696
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	2,336	118,482
Industrial Conglomerates - 0.7%
General Electric Co.	7,518	105,778
Honeywell International, Inc.	119	17,217
		122,995
Professional Services - 0.3%
Nielsen Holdings PLC	1,900	59,755
Road & Rail - 0.8%
Norfolk Southern Corp.	1,067	153,082
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	2,640	102,194

TOTAL INDUSTRIALS		1,148,568

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 3.1%
Cisco Systems, Inc.	10,580	468,588
Juniper Networks, Inc.	3,932	96,688
		565,276
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	1,457	104,569
Internet Software & Services - 0.7%
Alphabet, Inc. Class A (a)	124	126,304
IT Services - 2.0%
Amdocs Ltd.	3,251	218,630
Cognizant Technology Solutions Corp. Class A	389	31,828
Fidelity National Information Services, Inc.	700	66,479
Leidos Holdings, Inc.	896	57,550
		374,487
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	1,207	62,305
Qualcomm, Inc.	3,587	182,973
		245,278
Software - 0.8%
Oracle Corp.	3,074	140,390
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	511	84,448

TOTAL INFORMATION TECHNOLOGY		1,640,752

MATERIALS - 2.8%
Chemicals - 2.1%
DowDuPont, Inc.	3,321	210,020
LyondellBasell Industries NV Class A	891	94,205
Westlake Chemical Corp.	744	79,586
		383,811
Construction Materials - 0.3%
Eagle Materials, Inc.	621	61,454
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	4,443	63,535

TOTAL MATERIALS		508,800

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	443	60,407
Colony NorthStar, Inc.	8,038	49,112
Forest City Realty Trust, Inc. Class A	4,802	96,328
General Growth Properties, Inc.	2,460	49,175
iStar Financial, Inc. (a)	4,713	47,790
NorthStar Realty Europe Corp.	4,112	59,624
Quality Care Properties, Inc. (a)	3,162	69,469
Safety Income and Growth, Inc.	6,050	108,598
Seritage Growth Properties	1,101	39,163
		579,666
Real Estate Management & Development - 0.9%
Consolidated-Tomoka Land Co.	1,403	86,313
Jones Lang LaSalle, Inc.	492	83,399
		169,712

TOTAL REAL ESTATE		749,378

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	7,610	248,847
Verizon Communications, Inc.	3,748	184,964
		433,811
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	682	41,268

TOTAL TELECOMMUNICATION SERVICES		475,079

UTILITIES - 5.9%
Electric Utilities - 3.9%
Eversource Energy	1,007	60,672
Exelon Corp.	4,279	169,791
NextEra Energy, Inc.	1,345	220,459
PG&E Corp.	1,000	46,100
PPL Corp.	3,417	99,435
Westar Energy, Inc.	2,145	116,216
		712,673
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	3,531	109,461
The AES Corp.	8,495	103,979
		213,440
Multi-Utilities - 0.8%
Sempra Energy	1,275	142,545

TOTAL UTILITIES		1,068,658

TOTAL COMMON STOCKS
(Cost $17,292,190)		17,334,005
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 6/7/18 (b)
(Cost $9,983)	10,000	9,983
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $739,074)	738,926	739,074
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $18,041,247)		18,083,062
NET OTHER ASSETS (LIABILITIES) - 1.0%		188,375
NET ASSETS - 100%		$18,271,437

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	3	June 2018	$177,465	$(1,551)	$(1,551)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,983.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,766
Total	$4,766

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,274,135	$1,274,135	$--	$--
Consumer Staples	1,317,911	1,317,911	--	--
Energy	2,014,785	2,014,785	--	--
Financials	4,740,205	4,740,205	--	--
Health Care	2,395,734	2,395,734	--	--
Industrials	1,148,568	1,148,568	--	--
Information Technology	1,640,752	1,640,752	--	--
Materials	508,800	508,800	--	--
Real Estate	749,378	749,378	--	--
Telecommunication Services	475,079	475,079	--	--
Utilities	1,068,658	1,068,658	--	--
U.S. Government and Government Agency Obligations	9,983	--	9,983	--
Money Market Funds	739,074	739,074	--	--
Total Investments in Securities:	$18,083,062	$18,073,079	$9,983	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,551)	$(1,551)	$--	$--
Total Liabilities	$(1,551)	$(1,551)	$--	$--
Total Derivative Instruments:	$(1,551)	$(1,551)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Value Fund

April 30, 2018

ZMV-QTLY-0618
1.9881564.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.8%
Adient PLC	118	$7,232
American Axle & Manufacturing Holdings, Inc. (a)	1,383	21,215
		28,447
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	1,892	12,866
ServiceMaster Global Holdings, Inc. (a)	184	9,310
		22,176
Hotels, Restaurants & Leisure - 2.2%
DineEquity, Inc.	163	12,932
Eldorado Resorts, Inc. (a)	708	28,674
U.S. Foods Holding Corp. (a)	827	28,267
Wyndham Worldwide Corp.	59	6,738
		76,611
Household Durables - 1.2%
D.R. Horton, Inc.	645	28,470
Tempur Sealy International, Inc. (a)	266	11,904
		40,374
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	815	19,079
Leisure Products - 0.8%
Mattel, Inc.	1,501	22,215
Vista Outdoor, Inc. (a)	242	4,054
		26,269
Media - 4.5%
Discovery Communications, Inc. Class A (a)	442	10,453
DISH Network Corp. Class A (a)	345	11,575
Entercom Communications Corp. Class A	1,866	18,940
GCI Liberty, Inc. (a)	226	10,080
Grupo Televisa SA de CV (CPO) sponsored ADR	521	9,336
Liberty Broadband Corp. Class C (a)	125	8,861
Liberty Global PLC Class C (a)	464	13,502
Nexstar Broadcasting Group, Inc. Class A	134	8,342
Omnicom Group, Inc.	362	26,665
Sinclair Broadcast Group, Inc. Class A	793	22,482
Time Warner, Inc.	42	3,982
Twenty-First Century Fox, Inc. Class A	305	11,151
		155,369
Specialty Retail - 2.7%
Lowe's Companies, Inc.	256	21,102
Michaels Companies, Inc. (a)	442	8,230
O'Reilly Automotive, Inc. (a)	122	31,241
Sally Beauty Holdings, Inc. (a)	784	13,555
Signet Jewelers Ltd.	470	18,274
		92,402

TOTAL CONSUMER DISCRETIONARY		460,727

CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Cott Corp.	735	10,510
Food & Staples Retailing - 0.4%
CVS Health Corp.	227	15,851
Food Products - 3.2%
Darling International, Inc. (a)	1,173	20,105
Greencore Group PLC	4,371	9,553
Kellogg Co.	124	7,304
Nomad Foods Ltd. (a)	875	14,429
The Hershey Co.	25	2,299
The J.M. Smucker Co.	203	23,158
TreeHouse Foods, Inc. (a)	322	12,397
Tyson Foods, Inc. Class A	278	19,488
		108,733
Personal Products - 0.5%
Coty, Inc. Class A	931	16,153
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	232	12,725

TOTAL CONSUMER STAPLES		163,972

ENERGY - 8.9%
Energy Equipment & Services - 1.8%
Baker Hughes, a GE Co. Class A	853	30,802
C&J Energy Services, Inc. (a)	112	3,344
Dril-Quip, Inc. (a)	145	6,010
Halliburton Co.	80	4,239
Nabors Industries Ltd.	1,770	13,470
TechnipFMC PLC	79	2,604
		60,469
Oil, Gas & Consumable Fuels - 7.1%
Andeavor	223	30,845
Boardwalk Pipeline Partners, LP	1,302	14,804
Cenovus Energy, Inc.	1,489	14,914
Cheniere Energy, Inc. (a)	291	16,925
Concho Resources, Inc. (a)	62	9,747
Diamondback Energy, Inc. (a)	80	10,276
Encana Corp.	1,032	12,852
Energen Corp. (a)	85	5,562
Enterprise Products Partners LP	273	7,327
EQT Corp.	401	20,126
GasLog Ltd.	692	11,660
Golar LNG Ltd.	318	10,224
Lundin Petroleum AB	495	13,691
Marathon Petroleum Corp.	244	18,278
Newfield Exploration Co. (a)	142	4,232
Phillips 66 Co.	104	11,576
Plains GP Holdings LP Class A	388	9,397
Teekay Offshore Partners LP	3,440	9,598
WPX Energy, Inc. (a)	738	12,612
		244,646

TOTAL ENERGY		305,115

FINANCIALS - 16.9%
Banks - 3.8%
CIT Group, Inc.	660	34,947
PNC Financial Services Group, Inc.	169	24,608
U.S. Bancorp	718	36,223
Wells Fargo & Co.	671	34,865
		130,643
Capital Markets - 4.0%
Ameriprise Financial, Inc.	65	9,114
Apollo Global Management LLC Class A	987	28,465
Ares Capital Corp.	243	3,898
Ares Management LP	734	16,148
Brookfield Asset Management, Inc. Class A	23	912
Franklin Resources, Inc.	423	14,230
Legg Mason, Inc.	622	24,693
State Street Corp.	120	11,974
The Blackstone Group LP	638	19,746
Tullett Prebon PLC	1,107	7,181
		136,361
Consumer Finance - 4.8%
Ally Financial, Inc.	367	9,579
Capital One Financial Corp.	235	21,296
Discover Financial Services	728	51,864
OneMain Holdings, Inc. (a)	506	15,610
SLM Corp. (a)	1,482	17,013
Synchrony Financial	1,506	49,954
		165,316
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	145	28,091
Donnelley Financial Solutions, Inc. (a)	667	12,273
		40,364
Insurance - 2.9%
AFLAC, Inc.	264	12,030
American International Group, Inc.	180	10,080
Chubb Ltd.	185	25,099
Fairfax Financial Holdings Ltd. (sub. vtg.)	2	1,107
FNF Group	389	14,327
Greenlight Capital Re, Ltd. (a)	225	3,488
Reinsurance Group of America, Inc.	134	20,020
Torchmark Corp.	180	15,613
		101,764
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	976	7,340

TOTAL FINANCIALS		581,788

HEALTH CARE - 6.3%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	49	5,764
Amgen, Inc.	84	14,656
United Therapeutics Corp. (a)	121	13,323
		33,743
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	73	3,675
Teleflex, Inc.	18	4,822
The Cooper Companies, Inc.	8	1,830
Zimmer Biomet Holdings, Inc.	196	22,573
		32,900
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	100	6,417
Centene Corp. (a)	38	4,126
Cigna Corp.	31	5,326
DaVita HealthCare Partners, Inc. (a)	37	2,323
Laboratory Corp. of America Holdings (a)	35	5,976
McKesson Corp.	125	19,526
Patterson Companies, Inc.	165	3,841
Premier, Inc. (a)	330	10,887
Quest Diagnostics, Inc.	65	6,578
Universal Health Services, Inc. Class B	135	15,417
Wellcare Health Plans, Inc. (a)	6	1,231
		81,648
Life Sciences Tools & Services - 0.1%
PerkinElmer, Inc.	29	2,127
Pharmaceuticals - 1.9%
Allergan PLC	66	10,141
Indivior PLC (a)	1,668	10,405
Jazz Pharmaceuticals PLC (a)	206	31,320
Mallinckrodt PLC (a)	458	5,954
Mylan NV (a)	168	6,512
Perrigo Co. PLC	25	1,954
		66,286

TOTAL HEALTH CARE		216,704

INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	406	11,344
Huntington Ingalls Industries, Inc.	63	15,322
Ultra Electronics Holdings PLC	283	5,486
		32,152
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	101	11,464
Airlines - 1.4%
American Airlines Group, Inc.	740	31,768
JetBlue Airways Corp. (a)	909	17,444
		49,212
Commercial Services & Supplies - 0.5%
The Brink's Co.	242	17,860
Construction & Engineering - 1.5%
AECOM (a)	952	32,787
Arcadis NV	703	13,872
Arcadis NV rights (a)(b)	603	342
Astaldi SpA	1,189	3,383
		50,384
Electrical Equipment - 1.3%
Acuity Brands, Inc.	91	10,899
Hubbell, Inc. Class B	77	7,997
Regal Beloit Corp.	209	14,881
Sensata Technologies, Inc. PLC (a)	210	10,651
		44,428
Machinery - 0.9%
Allison Transmission Holdings, Inc.	612	23,862
SPX Corp. (a)	192	6,075
		29,937
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	1	1,614
Seaspan Corp.	147	1,130
		2,744
Professional Services - 0.5%
Dun & Bradstreet Corp.	63	7,265
Nielsen Holdings PLC	300	9,435
		16,700
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	142	7,016
CSX Corp.	161	9,562
Norfolk Southern Corp.	29	4,161
		20,739
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	285	14,857
Ashtead Group PLC	463	12,959
Fortress Transportation & Infrastructure Investors LLC	537	8,936
HD Supply Holdings, Inc. (a)	786	30,426
MRC Global, Inc. (a)	310	5,806
Nexeo Solutions, Inc. (a)	899	9,161
		82,145
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	305	11,560

TOTAL INDUSTRIALS		369,325

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	523	19,989
F5 Networks, Inc. (a)	106	17,288
		37,277
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	116	8,325
Jabil, Inc.	570	15,162
TE Connectivity Ltd.	120	11,010
		34,497
IT Services - 4.8%
Alliance Data Systems Corp.	42	8,528
Amdocs Ltd.	376	25,286
Booz Allen Hamilton Holding Corp. Class A	428	16,962
Cognizant Technology Solutions Corp. Class A	224	18,328
Conduent, Inc. (a)	1,322	25,726
DXC Technology Co.	217	22,364
First Data Corp. Class A (a)	1,271	23,005
Leidos Holdings, Inc.	374	24,022
		164,221
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	209	18,256
Qualcomm, Inc.	342	17,445
		35,701
Software - 0.6%
Micro Focus International PLC	628	10,829
Totvs SA	900	8,221
		19,050

TOTAL INFORMATION TECHNOLOGY		290,746

MATERIALS - 7.9%
Chemicals - 4.8%
Axalta Coating Systems Ltd. (a)	596	18,416
Celanese Corp. Class A	70	7,607
CF Industries Holdings, Inc.	408	15,830
DowDuPont, Inc.	206	13,027
Eastman Chemical Co.	160	16,333
FMC Corp.	59	4,704
LyondellBasell Industries NV Class A	208	21,992
Nutrien Ltd.	268	12,200
Olin Corp.	139	4,196
Orion Engineered Carbons SA	391	10,479
The Chemours Co. LLC	348	16,847
Tronox Ltd. Class A	348	5,979
Westlake Chemical Corp.	152	16,259
		163,869
Construction Materials - 0.6%
Eagle Materials, Inc.	218	21,573
Containers & Packaging - 1.8%
Avery Dennison Corp.	55	5,765
Ball Corp.	167	6,695
Berry Global Group, Inc. (a)	208	11,440
Crown Holdings, Inc. (a)	195	9,719
Graphic Packaging Holding Co.	1,097	15,687
Silgan Holdings, Inc.	524	14,709
		64,015
Metals & Mining - 0.7%
Antofagasta PLC	189	2,530
Constellium NV (a)	590	6,697
Randgold Resources Ltd. sponsored ADR	57	4,623
Steel Dynamics, Inc.	202	9,052
		22,902

TOTAL MATERIALS		272,359

REAL ESTATE - 10.8%
Equity Real Estate Investment Trusts (REITs) - 9.9%
American Tower Corp.	253	34,499
AvalonBay Communities, Inc.	64	10,432
Boston Properties, Inc.	81	9,834
Colony NorthStar, Inc.	2,978	18,196
Corporate Office Properties Trust (SBI)	249	6,850
Douglas Emmett, Inc.	448	16,697
Equinix, Inc.	47	19,777
Equity Commonwealth (a)	18	558
Equity Lifestyle Properties, Inc.	329	29,334
Equity Residential (SBI)	183	11,293
Essex Property Trust, Inc.	102	24,448
Extra Space Storage, Inc.	208	18,635
Forest City Realty Trust, Inc. Class A	439	8,806
iStar Financial, Inc. (a)	737	7,473
National Retail Properties, Inc.	482	18,335
Outfront Media, Inc.	744	13,950
Public Storage	75	15,134
Safety Income and Growth, Inc.	20	359
SBA Communications Corp. Class A (a)	5	801
Simon Property Group, Inc.	13	2,032
SL Green Realty Corp.	185	18,082
Spirit Realty Capital, Inc.	1,557	12,534
Taubman Centers, Inc.	250	13,995
VEREIT, Inc.	2,321	15,783
Washington Prime Group, Inc.	879	5,687
Welltower, Inc.	90	4,810
		338,334
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	449	20,344
Howard Hughes Corp. (a)	88	11,906
		32,250

TOTAL REAL ESTATE		370,584

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	265	4,924
UTILITIES - 8.1%
Electric Utilities - 4.6%
Eversource Energy	157	9,459
Exelon Corp.	794	31,506
NextEra Energy, Inc.	64	10,490
PG&E Corp.	116	5,348
PPL Corp.	1,205	35,066
Vistra Energy Corp. (a)	688	15,721
Westar Energy, Inc.	146	7,910
Xcel Energy, Inc.	941	44,076
		159,576
Independent Power and Renewable Electricity Producers - 1.9%
NRG Energy, Inc.	1,107	34,317
The AES Corp.	2,383	29,168
		63,485
Multi-Utilities - 1.6%
CMS Energy Corp.	124	5,852
Sempra Energy	443	49,527
		55,379

TOTAL UTILITIES		278,440

TOTAL COMMON STOCKS
(Cost $3,252,167)		3,314,684
TOTAL INVESTMENT IN SECURITIES - 96.5%
(Cost $3,252,167)		3,314,684
NET OTHER ASSETS (LIABILITIES) - 3.5%		120,389
NET ASSETS - 100%		$3,435,073

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$253
Total	$253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$460,727	$460,727	$--	$--
Consumer Staples	163,972	151,247	12,725	--
Energy	305,115	305,115	--	--
Financials	581,788	581,788	--	--
Health Care	216,704	216,704	--	--
Industrials	369,325	369,325	--	--
Information Technology	290,746	279,917	10,829	--
Materials	272,359	272,359	--	--
Real Estate	370,584	370,584	--	--
Telecommunication Services	4,924	4,924	--	--
Utilities	278,440	278,440	--	--
Total Investments in Securities:	$3,314,684	$3,291,130	$23,554	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

April 30, 2018

MCV-QTLY-0618
1.800359.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
Lear Corp.	191,500	$35,804,755
Household Durables - 3.1%
D.R. Horton, Inc.	666,500	29,419,310
Toll Brothers, Inc.	653,600	27,555,776
Whirlpool Corp.	211,100	32,709,945
		89,685,031
Media - 1.1%
Interpublic Group of Companies, Inc.	1,287,400	30,369,766
Multiline Retail - 1.9%
Dollar General Corp.	377,800	36,469,034
Macy's, Inc.	605,800	18,822,206
		55,291,240
Specialty Retail - 5.1%
Bed Bath & Beyond, Inc.	516,200	9,012,852
Best Buy Co., Inc.	604,300	46,247,079
Gap, Inc.	918,100	26,845,244
Ross Stores, Inc.	306,900	24,812,865
Sally Beauty Holdings, Inc. (a)	339,700	5,873,413
Williams-Sonoma, Inc. (b)	682,500	32,623,500
		145,414,953

TOTAL CONSUMER DISCRETIONARY		356,565,745

CONSUMER STAPLES - 4.5%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	251,900	17,945,356
Food Products - 3.7%
Ingredion, Inc.	232,000	28,092,880
The Hershey Co.	129,000	11,860,260
The J.M. Smucker Co.	279,700	31,908,176
Tyson Foods, Inc. Class A	483,700	33,907,370
		105,768,686
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	150,800	6,642,740

TOTAL CONSUMER STAPLES		130,356,782

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
HollyFrontier Corp.	761,270	46,201,476
Marathon Oil Corp.	1,999,800	36,496,350
Marathon Petroleum Corp.	835,900	62,617,267
PBF Energy, Inc. Class A	839,600	32,181,868
Valero Energy Corp.	289,400	32,103,142
		209,600,103
FINANCIALS - 20.7%
Banks - 4.8%
M&T Bank Corp.	273,800	49,905,526
Popular, Inc.	508,706	23,548,001
Regions Financial Corp.	2,637,800	49,326,860
Synovus Financial Corp.	257,900	13,480,433
		136,260,820
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	82,500	13,600,950
Federated Investors, Inc. Class B (non-vtg.)	622,598	16,480,169
Invesco Ltd.	1,190,200	34,480,094
Lazard Ltd. Class A	669,600	36,439,632
Legg Mason, Inc.	702,000	27,869,400
		128,870,245
Consumer Finance - 3.8%
Discover Financial Services	747,600	53,266,500
Synchrony Financial	1,656,200	54,936,154
		108,202,654
Insurance - 6.6%
American National Insurance Co.	136,300	16,447,321
First American Financial Corp.	684,126	34,965,680
Old Republic International Corp.	1,750,769	35,715,688
Principal Financial Group, Inc.	749,900	44,409,078
Reinsurance Group of America, Inc.	213,900	31,956,660
Unum Group	555,500	26,875,090
		190,369,517
Mortgage Real Estate Investment Trusts - 1.0%
MFA Financial, Inc.	3,928,803	29,544,599

TOTAL FINANCIALS		593,247,835

HEALTH CARE - 6.6%
Biotechnology - 0.6%
United Therapeutics Corp. (a)	162,000	17,837,820
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	549,300	35,248,581
Humana, Inc.	28,200	8,295,876
Laboratory Corp. of America Holdings (a)	249,900	42,670,425
Quest Diagnostics, Inc.	384,600	38,921,520
Universal Health Services, Inc. Class B	324,800	37,092,160
		162,228,562
Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (a)	51,400	7,814,856

TOTAL HEALTH CARE		187,881,238

INDUSTRIALS - 11.8%
Airlines - 0.9%
Copa Holdings SA Class A	215,300	25,226,701
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	149,800	8,192,562
Commercial Services & Supplies - 0.8%
Deluxe Corp.	359,300	24,626,422
Electrical Equipment - 2.7%
Acuity Brands, Inc.	181,400	21,726,278
AMETEK, Inc.	481,700	33,622,660
Hubbell, Inc. Class B	204,700	21,260,142
		76,609,080
Machinery - 6.2%
Crane Co.	312,900	26,170,956
Cummins, Inc.	235,300	37,615,058
Dover Corp.	160,400	14,869,080
Ingersoll-Rand PLC	374,300	31,400,027
PACCAR, Inc.	632,600	40,277,642
Snap-On, Inc.	188,900	27,437,725
		177,770,488
Professional Services - 0.9%
Manpower, Inc.	268,600	25,710,392

TOTAL INDUSTRIALS		338,135,645

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.8%
F5 Networks, Inc. (a)	170,800	27,855,772
Juniper Networks, Inc.	993,754	24,436,411
		52,292,183
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	243,815	22,370,026
IT Services - 3.1%
Alliance Data Systems Corp.	105,000	21,320,250
Amdocs Ltd.	538,746	36,230,669
Cognizant Technology Solutions Corp. Class A	297,600	24,349,632
Maximus, Inc.	111,500	7,540,745
		89,441,296
Semiconductors & Semiconductor Equipment - 0.7%
Cirrus Logic, Inc. (a)	302,600	11,035,822
ON Semiconductor Corp. (a)	352,200	7,776,576
		18,812,398
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp.	283,000	22,297,570

TOTAL INFORMATION TECHNOLOGY		205,213,473

MATERIALS - 5.2%
Chemicals - 1.4%
Cabot Corp.	262,452	14,660,569
Huntsman Corp.	466,000	13,872,820
Innospec, Inc.	163,100	11,857,370
		40,390,759
Containers & Packaging - 1.4%
Bemis Co., Inc.	488,300	21,128,741
Packaging Corp. of America	64,100	7,415,729
Sonoco Products Co.	196,700	10,102,512
		38,646,982
Metals & Mining - 2.1%
Freeport-McMoRan, Inc.	1,124,900	17,109,729
Reliance Steel & Aluminum Co.	246,200	21,645,904
Steel Dynamics, Inc.	481,300	21,567,053
		60,322,686
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	317,700	9,000,441

TOTAL MATERIALS		148,360,868

REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 7.1%
American Homes 4 Rent Class A	125,500	2,535,100
Apple Hospitality (REIT), Inc.	1,794,600	32,284,854
Brixmor Property Group, Inc.	1,303,600	19,410,604
Empire State Realty Trust, Inc.	705,400	12,288,068
Equity Lifestyle Properties, Inc.	326,300	29,092,908
Outfront Media, Inc.	692,000	12,975,000
Park Hotels & Resorts, Inc.	471,200	13,561,136
Public Storage	75,800	15,294,924
Store Capital Corp.	1,292,100	32,599,683
VEREIT, Inc.	4,926,100	33,497,480
		203,539,757
Real Estate Management & Development - 4.9%
CBRE Group, Inc. (a)	1,230,000	55,731,300
Jones Lang LaSalle, Inc.	255,100	43,242,001
Realogy Holdings Corp. (b)	1,647,400	40,871,994
		139,845,295

TOTAL REAL ESTATE		343,385,052

UTILITIES - 10.9%
Electric Utilities - 4.4%
Great Plains Energy, Inc.	1,037,700	33,963,921
Hawaiian Electric Industries, Inc.	870,800	30,208,052
PG&E Corp.	130,400	6,011,440
Xcel Energy, Inc.	1,217,400	57,023,016
		127,206,429
Gas Utilities - 0.3%
National Fuel Gas Co.	148,300	7,615,205
Multi-Utilities - 6.2%
Ameren Corp.	658,300	38,589,546
CenterPoint Energy, Inc.	1,008,500	25,545,305
Consolidated Edison, Inc.	412,100	33,021,573
MDU Resources Group, Inc.	1,170,100	32,961,717
WEC Energy Group, Inc.	749,800	48,197,144
		178,315,285

TOTAL UTILITIES		313,136,919

TOTAL COMMON STOCKS
(Cost $2,712,561,938)		2,825,883,660

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.74% (c)	58,945,307	58,957,096
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	56,118,666	56,124,278
TOTAL MONEY MARKET FUNDS
(Cost $115,081,374)		115,081,374
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,827,643,312)		2,940,965,034
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(74,558,813)
NET ASSETS - 100%		$2,866,406,221

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$152,736
Fidelity Securities Lending Cash Central Fund	44,717
Total	$197,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

April 30, 2018

MCVK6-QTLY-0618
1.9883981.100

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
Lear Corp.	5,256	$982,714
Household Durables - 3.1%
D.R. Horton, Inc.	18,293	807,453
Toll Brothers, Inc.	17,939	756,308
Whirlpool Corp.	5,794	897,780
		2,461,541
Media - 1.1%
Interpublic Group of Companies, Inc.	35,335	833,553
Multiline Retail - 1.9%
Dollar General Corp.	10,369	1,000,920
Macy's, Inc.	16,627	516,601
		1,517,521
Specialty Retail - 5.1%
Bed Bath & Beyond, Inc.	14,700	256,662
Best Buy Co., Inc.	16,586	1,269,327
Gap, Inc.	25,199	736,819
Ross Stores, Inc.	8,423	681,000
Sally Beauty Holdings, Inc. (a)	9,700	167,713
Williams-Sonoma, Inc. (b)	18,732	895,390
		4,006,911

TOTAL CONSUMER DISCRETIONARY		9,802,240

CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	6,914	492,553
Food Products - 3.7%
Ingredion, Inc.	6,368	771,101
The Hershey Co.	3,600	330,984
The J.M. Smucker Co.	7,677	875,792
Tyson Foods, Inc. Class A	13,276	930,648
		2,908,525
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	4,300	189,415

TOTAL CONSUMER STAPLES		3,590,493

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
HollyFrontier Corp.	20,894	1,268,057
Marathon Oil Corp.	54,888	1,001,706
Marathon Petroleum Corp.	22,943	1,718,662
PBF Energy, Inc. Class A	23,044	883,277
Valero Energy Corp.	7,943	881,117
		5,752,819
FINANCIALS - 20.7%
Banks - 4.8%
M&T Bank Corp.	7,515	1,369,759
Popular, Inc.	14,414	667,224
Regions Financial Corp.	72,399	1,353,861
Synovus Financial Corp.	7,100	371,117
		3,761,961
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	2,320	382,475
Federated Investors, Inc. Class B (non-vtg.)	17,088	452,319
Invesco Ltd.	32,667	946,363
Lazard Ltd. Class A	18,378	1,000,131
Legg Mason, Inc.	19,267	764,900
		3,546,188
Consumer Finance - 3.8%
Discover Financial Services	20,519	1,461,979
Synchrony Financial	45,457	1,507,809
		2,969,788
Insurance - 6.6%
American National Insurance Co.	3,500	422,345
First American Financial Corp.	18,777	959,692
Old Republic International Corp.	48,053	980,281
Principal Financial Group, Inc.	20,582	1,218,866
Reinsurance Group of America, Inc.	5,871	877,127
Unum Group	15,247	737,650
		5,195,961
Mortgage Real Estate Investment Trusts - 1.0%
MFA Financial, Inc.	107,832	810,897

TOTAL FINANCIALS		16,284,795

HEALTH CARE - 6.6%
Biotechnology - 0.6%
United Therapeutics Corp. (a)	4,446	489,549
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	15,076	967,427
Humana, Inc.	800	235,344
Laboratory Corp. of America Holdings (a)	6,859	1,171,174
Quest Diagnostics, Inc.	10,556	1,068,267
Universal Health Services, Inc. Class B	8,915	1,018,093
		4,460,305
Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (a)	1,500	228,060

TOTAL HEALTH CARE		5,177,914

INDUSTRIALS - 11.8%
Airlines - 0.9%
Copa Holdings SA Class A	5,909	692,358
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	4,300	235,167
Commercial Services & Supplies - 0.8%
Deluxe Corp.	9,862	675,941
Electrical Equipment - 2.7%
Acuity Brands, Inc.	4,979	596,335
AMETEK, Inc.	13,221	922,826
Hubbell, Inc. Class B	5,618	583,485
		2,102,646
Machinery - 6.2%
Crane Co.	8,588	718,300
Cummins, Inc.	6,458	1,032,376
Dover Corp.	4,402	408,065
Ingersoll-Rand PLC	10,273	861,802
PACCAR, Inc.	17,363	1,105,502
Snap-On, Inc.	5,185	753,121
		4,879,166
Professional Services - 0.9%
Manpower, Inc.	7,372	705,648

TOTAL INDUSTRIALS		9,290,926

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.8%
F5 Networks, Inc. (a)	4,688	764,566
Juniper Networks, Inc.	27,275	670,692
		1,435,258
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	6,692	613,991
IT Services - 3.1%
Alliance Data Systems Corp.	2,882	585,190
Amdocs Ltd.	14,787	994,426
Cognizant Technology Solutions Corp. Class A	8,168	668,306
Maximus, Inc.	3,180	215,063
		2,462,985
Semiconductors & Semiconductor Equipment - 0.7%
Cirrus Logic, Inc. (a)	8,585	313,095
ON Semiconductor Corp. (a)	10,000	220,800
		533,895
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp.	7,767	611,962

TOTAL INFORMATION TECHNOLOGY		5,658,091

MATERIALS - 5.3%
Chemicals - 1.5%
Cabot Corp.	7,443	415,766
Huntsman Corp.	13,200	392,964
Innospec, Inc.	4,600	334,420
		1,143,150
Containers & Packaging - 1.4%
Bemis Co., Inc.	13,402	579,905
Packaging Corp. of America	1,840	212,870
Sonoco Products Co.	5,600	287,616
		1,080,391
Metals & Mining - 2.1%
Freeport-McMoRan, Inc.	30,875	469,609
Reliance Steel & Aluminum Co.	6,757	594,075
Steel Dynamics, Inc.	13,210	591,940
		1,655,624
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	9,000	254,970

TOTAL MATERIALS		4,134,135

REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 7.1%
American Homes 4 Rent Class A	5,100	103,020
Apple Hospitality (REIT), Inc.	49,256	886,115
Brixmor Property Group, Inc.	35,800	533,062
Empire State Realty Trust, Inc.	19,400	337,948
Equity Lifestyle Properties, Inc.	8,956	798,517
Outfront Media, Inc.	19,900	373,125
Park Hotels & Resorts, Inc.	13,000	374,140
Public Storage	2,080	419,702
Store Capital Corp.	35,464	894,757
VEREIT, Inc.	135,419	920,849
		5,641,235
Real Estate Management & Development - 4.9%
CBRE Group, Inc. (a)	33,759	1,529,620
Jones Lang LaSalle, Inc.	7,002	1,186,909
Realogy Holdings Corp.	45,215	1,121,784
		3,838,313

TOTAL REAL ESTATE		9,479,548

UTILITIES - 10.9%
Electric Utilities - 4.4%
Great Plains Energy, Inc.	28,481	932,183
Hawaiian Electric Industries, Inc.	23,900	829,091
PG&E Corp.	3,700	170,570
Xcel Energy, Inc.	33,413	1,565,065
		3,496,909
Gas Utilities - 0.3%
National Fuel Gas Co.	4,200	215,670
Multi-Utilities - 6.2%
Ameren Corp.	18,068	1,059,146
CenterPoint Energy, Inc.	27,695	701,514
Consolidated Edison, Inc.	11,300	905,469
MDU Resources Group, Inc.	32,115	904,680
WEC Energy Group, Inc.	20,579	1,322,818
		4,893,627

TOTAL UTILITIES		8,606,206

TOTAL COMMON STOCKS
(Cost $78,082,304)		77,777,167

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.74% (c)	1,190,992	1,191,230
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	939,651	939,745
TOTAL MONEY MARKET FUNDS
(Cost $2,130,975)		2,130,975
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $80,213,279)		79,908,142
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,173,057)
NET ASSETS - 100%		$78,735,085

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,657
Fidelity Securities Lending Cash Central Fund	876
Total	$4,533

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

April 30, 2018

ASE-QTLY-0618
1.884782.106

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.5%
Aptiv PLC	253,900	$21,474,862
Delphi Technologies PLC	197,400	9,556,134
		31,030,996
Diversified Consumer Services - 0.4%
Service Corp. International	726,900	26,539,119
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	195,141	26,671,872
McDonald's Corp.	307,500	51,487,800
Starbucks Corp.	942,338	54,250,399
U.S. Foods Holding Corp. (a)	55,000	1,879,900
		134,289,971
Household Durables - 0.8%
Lennar Corp. Class A	351,900	18,611,991
Mohawk Industries, Inc. (a)	153,000	32,111,640
		50,723,631
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	114,760	179,729,079
Netflix, Inc. (a)	98,800	30,871,048
		210,600,127
Media - 2.5%
Comcast Corp. Class A	1,958,048	61,463,127
The Walt Disney Co.	796,417	79,904,518
Time Warner, Inc.	142,837	13,540,948
		154,908,593
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	278,500	26,705,365
Specialty Retail - 2.1%
Home Depot, Inc.	377,079	69,684,199
TJX Companies, Inc.	746,298	63,323,385
		133,007,584
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	127,400	12,780,768
Tapestry, Inc.	368,500	19,814,245
		32,595,013

TOTAL CONSUMER DISCRETIONARY		800,400,399

CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	95,004	22,148,283
Dr. Pepper Snapple Group, Inc.	67,543	8,102,458
Monster Beverage Corp. (a)	246,398	13,551,890
The Coca-Cola Co.	1,270,354	54,891,996
		98,694,627
Food & Staples Retailing - 1.0%
CVS Health Corp.	553,781	38,670,527
Kroger Co.	589,700	14,854,543
Walgreens Boots Alliance, Inc.	175,329	11,650,612
		65,175,682
Food Products - 1.1%
Bunge Ltd.	233,200	16,844,036
Mondelez International, Inc.	758,100	29,944,950
The Hain Celestial Group, Inc. (a)	90,000	2,621,700
The J.M. Smucker Co.	15,000	1,711,200
The Kraft Heinz Co.	127,400	7,182,812
TreeHouse Foods, Inc. (a)	198,800	7,653,800
		65,958,498
Household Products - 0.9%
Colgate-Palmolive Co.	488,384	31,857,288
Kimberly-Clark Corp.	49,000	5,073,460
Procter & Gamble Co.	156,366	11,311,516
Spectrum Brands Holdings, Inc. (b)	88,832	6,404,787
		54,647,051
Personal Products - 0.4%
Coty, Inc. Class A	351,371	6,096,287
Edgewell Personal Care Co. (a)	110,000	4,845,500
Estee Lauder Companies, Inc. Class A	80,042	11,853,420
		22,795,207
Tobacco - 1.6%
Altria Group, Inc.	352,430	19,774,847
Philip Morris International, Inc.	1,011,928	82,978,096
		102,752,943

TOTAL CONSUMER STAPLES		410,024,008

ENERGY - 6.1%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	409,500	14,787,045
Halliburton Co.	72,840	3,859,792
Oceaneering International, Inc.	228,500	4,853,340
Schlumberger Ltd.	129,000	8,844,240
		32,344,417
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	397,181	26,738,225
Cabot Oil & Gas Corp.	302,100	7,223,211
Chevron Corp.	344,929	43,154,067
Cimarex Energy Co.	75,893	7,634,077
ConocoPhillips Co.	503,700	32,992,350
Devon Energy Corp.	571,200	20,751,696
Diamondback Energy, Inc. (a)	41,500	5,330,675
EOG Resources, Inc.	339,900	40,165,983
Extraction Oil & Gas, Inc. (a)(b)	217,523	3,071,425
Exxon Mobil Corp.	537,124	41,761,391
Marathon Petroleum Corp.	45,400	3,400,914
Newfield Exploration Co. (a)	142,800	4,255,440
Parsley Energy, Inc. Class A (a)	543,200	16,312,296
Phillips 66 Co.	275,200	30,632,512
Pioneer Natural Resources Co.	128,100	25,818,555
Suncor Energy, Inc.	30,300	1,158,713
The Williams Companies, Inc.	320,800	8,254,184
Valero Energy Corp.	263,300	29,207,869
		347,863,583

TOTAL ENERGY		380,208,000

FINANCIALS - 14.1%
Banks - 6.2%
Bank of America Corp.	4,582,787	137,116,987
Citigroup, Inc.	1,097,984	74,959,368
Huntington Bancshares, Inc.	3,781,857	56,387,488
KeyCorp	653,700	13,021,704
PNC Financial Services Group, Inc.	247,300	36,009,353
Synovus Financial Corp.	118,051	6,170,526
Wells Fargo & Co.	1,246,900	64,788,924
		388,454,350
Capital Markets - 3.0%
BlackRock, Inc. Class A	57,118	29,787,037
Cboe Global Markets, Inc.	91,300	9,749,014
E*TRADE Financial Corp. (a)	598,852	36,338,339
Goldman Sachs Group, Inc.	221,800	52,861,594
IntercontinentalExchange, Inc.	142,800	10,347,288
MSCI, Inc.	35,000	5,244,050
Northern Trust Corp.	143,900	15,361,325
State Street Corp.	154,800	15,445,944
TD Ameritrade Holding Corp.	156,700	9,102,703
		184,237,294
Consumer Finance - 1.9%
Capital One Financial Corp.	932,705	84,521,727
SLM Corp. (a)	1,298,546	14,907,308
Synchrony Financial	587,800	19,497,326
		118,926,361
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class A (a)	84	24,414,600
Insurance - 2.6%
American International Group, Inc.	458,200	25,659,200
Chubb Ltd.	206,654	28,036,748
Hartford Financial Services Group, Inc.	179,100	9,642,744
Marsh & McLennan Companies, Inc.	237,900	19,388,850
MetLife, Inc.	772,300	36,815,541
The Travelers Companies, Inc.	342,100	45,020,360
		164,563,443

TOTAL FINANCIALS		880,596,048

HEALTH CARE - 13.0%
Biotechnology - 2.8%
AbbVie, Inc.	175,000	16,896,250
Alexion Pharmaceuticals, Inc. (a)	122,900	14,456,727
Amgen, Inc.	379,003	66,128,443
Biogen, Inc. (a)	137,624	37,653,926
Regeneron Pharmaceuticals, Inc. (a)	13,900	4,221,152
TESARO, Inc. (a)	100,000	5,091,000
Vertex Pharmaceuticals, Inc. (a)	194,100	29,728,356
		174,175,854
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	924,800	53,758,624
Baxter International, Inc.	594,700	41,331,650
Becton, Dickinson & Co.	244,300	56,645,841
Boston Scientific Corp. (a)	1,892,110	54,341,399
Intuitive Surgical, Inc. (a)	71,300	31,427,614
ResMed, Inc.	183,183	17,336,439
		254,841,567
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	45,000	4,076,100
DaVita HealthCare Partners, Inc. (a)	245,000	15,383,550
Henry Schein, Inc. (a)	154,474	11,740,024
Humana, Inc.	138,400	40,714,512
McKesson Corp.	167,100	26,102,691
Molina Healthcare, Inc. (a)	155,000	12,903,750
UnitedHealth Group, Inc.	505,200	119,429,280
		230,349,907
Health Care Technology - 0.1%
Cerner Corp. (a)	63,900	3,722,175
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	360,300	23,686,122
Thermo Fisher Scientific, Inc.	193,500	40,702,725
		64,388,847
Pharmaceuticals - 1.3%
Allergan PLC	56,704	8,712,570
Bristol-Myers Squibb Co.	708,500	36,934,105
Eli Lilly & Co.	100,000	8,107,000
Merck & Co., Inc.	184,200	10,843,854
Mylan NV (a)	435,000	16,860,600
		81,458,129

TOTAL HEALTH CARE		808,936,479

INDUSTRIALS - 10.0%
Aerospace & Defense - 3.0%
General Dynamics Corp.	226,100	45,516,191
Northrop Grumman Corp.	147,400	47,468,696
Teledyne Technologies, Inc. (a)	77,700	14,536,893
The Boeing Co.	80,900	26,985,004
United Technologies Corp.	440,248	52,895,797
		187,402,581
Air Freight & Logistics - 0.4%
FedEx Corp.	114,500	28,304,400
Airlines - 0.3%
Southwest Airlines Co.	372,100	19,658,043
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	400,400	23,259,236
Electrical Equipment - 1.1%
AMETEK, Inc.	467,349	32,620,960
Fortive Corp.	514,098	36,146,230
		68,767,190
Industrial Conglomerates - 1.4%
General Electric Co.	1,914,700	26,939,829
Honeywell International, Inc.	399,105	57,742,511
		84,682,340
Machinery - 2.2%
Allison Transmission Holdings, Inc.	986,500	38,463,635
Caterpillar, Inc.	96,000	13,858,560
Gardner Denver Holdings, Inc.	903,300	28,571,379
Ingersoll-Rand PLC	383,400	32,163,426
Snap-On, Inc.	183,100	26,595,275
		139,652,275
Professional Services - 0.6%
IHS Markit Ltd. (a)	743,993	36,552,376
Road & Rail - 0.4%
Norfolk Southern Corp.	162,900	23,371,263
Trading Companies & Distributors - 0.2%
Univar, Inc. (a)	493,800	13,609,128

TOTAL INDUSTRIALS		625,258,832

INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	171,600	6,558,552
Palo Alto Networks, Inc. (a)	20,700	3,984,957
		10,543,509
Electronic Equipment & Components - 0.3%
CDW Corp.	61,400	4,377,206
Dell Technologies, Inc. (a)	90,500	6,495,185
Jabil, Inc.	435,536	11,585,258
		22,457,649
Internet Software & Services - 4.5%
Alphabet, Inc. Class C (a)	158,466	161,212,216
Facebook, Inc. Class A (a)	599,500	103,114,000
GoDaddy, Inc. (a)	237,200	15,313,632
Twitter, Inc. (a)	167,000	5,061,770
		284,701,618
IT Services - 3.0%
Alliance Data Systems Corp.	130,800	26,558,940
Cognizant Technology Solutions Corp. Class A	164,500	13,459,390
DXC Technology Co.	218,300	22,497,998
Fidelity National Information Services, Inc.	74,000	7,027,780
FleetCor Technologies, Inc. (a)	192,500	39,901,400
Global Payments, Inc.	210,700	23,819,635
Leidos Holdings, Inc.	158,600	10,186,878
PayPal Holdings, Inc. (a)	453,700	33,850,557
Worldpay, Inc. (a)	113,800	9,242,836
		186,545,414
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)(b)	1,104,400	12,015,872
Analog Devices, Inc.	277,700	24,257,095
Applied Materials, Inc.	46,300	2,299,721
Broadcom, Inc.	157,700	36,179,534
Lam Research Corp.	8,300	1,535,998
Marvell Technology Group Ltd.	1,131,500	22,697,890
Micron Technology, Inc. (a)	462,400	21,261,152
NVIDIA Corp.	253,780	57,075,122
NXP Semiconductors NV (a)	98,900	10,374,610
ON Semiconductor Corp. (a)	1,059,100	23,384,928
Qorvo, Inc. (a)	28,092	1,893,401
Qualcomm, Inc.	732,404	37,359,928
		250,335,251
Software - 10.5%
Activision Blizzard, Inc.	485,921	32,240,858
Adobe Systems, Inc. (a)	122,200	27,079,520
Autodesk, Inc. (a)	433,135	54,531,697
Citrix Systems, Inc. (a)	999,354	102,843,520
Electronic Arts, Inc. (a)	55,600	6,559,688
Fortinet, Inc. (a)	36,000	1,992,960
Guidewire Software, Inc. (a)	41,900	3,545,578
Intuit, Inc.	113,100	20,899,749
Microsoft Corp.	2,219,300	207,548,938
Oracle Corp.	1,138,400	51,990,728
Parametric Technology Corp. (a)	462,880	38,118,168
Red Hat, Inc. (a)	190,700	31,095,542
Salesforce.com, Inc. (a)	454,463	54,985,478
Splunk, Inc. (a)	29,100	2,987,115
Tableau Software, Inc. (a)	12,500	1,063,125
Workday, Inc. Class A (a)	128,300	16,016,972
		653,499,636
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	692,559	114,452,300
HP, Inc.	194,600	4,181,954
		118,634,254

TOTAL INFORMATION TECHNOLOGY		1,526,717,331

MATERIALS - 3.0%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	62,500	10,143,125
Axalta Coating Systems Ltd. (a)	51,000	1,575,900
Cabot Corp.	15,000	837,900
DowDuPont, Inc.	840,122	53,129,315
FMC Corp.	34,200	2,726,766
LyondellBasell Industries NV Class A	347,500	36,741,175
Olin Corp.	306,200	9,244,178
Platform Specialty Products Corp. (a)	820,500	8,262,435
Sherwin-Williams Co.	19,900	7,316,434
The Chemours Co. LLC	508,700	24,626,167
Westlake Chemical Corp.	44,321	4,741,017
		159,344,412
Construction Materials - 0.0%
Eagle Materials, Inc.	77	7,620
Martin Marietta Materials, Inc.	15,200	2,960,504
		2,968,124
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	30,900	1,699,500
Packaging Corp. of America	22,300	2,579,887
Silgan Holdings, Inc.	35,800	1,004,906
WestRock Co.	79,200	4,685,472
		9,969,765
Metals & Mining - 0.3%
Alcoa Corp. (a)	44,200	2,263,040
Freeport-McMoRan, Inc.	324,500	4,935,645
Steel Dynamics, Inc.	193,700	8,679,697
United States Steel Corp.	43,200	1,461,456
		17,339,838

TOTAL MATERIALS		189,622,139

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Homes 4 Rent Class A	222,800	4,500,560
American Tower Corp.	250,500	34,158,180
Boston Properties, Inc.	174,800	21,222,468
Colony NorthStar, Inc.	324,219	1,980,978
Corporate Office Properties Trust (SBI)	339,600	9,342,396
DDR Corp.	228,300	1,655,175
Equinix, Inc.	59,800	25,163,242
Equity Lifestyle Properties, Inc.	216,900	19,338,804
Gaming & Leisure Properties	237,300	8,132,271
General Growth Properties, Inc.	77,400	1,547,226
Healthcare Trust of America, Inc.	340,800	8,516,592
Outfront Media, Inc.	6,700	125,625
Prologis, Inc.	417,700	27,112,907
Public Storage	77,400	15,617,772
Spirit Realty Capital, Inc.	614,300	4,945,115
Store Capital Corp.	459,400	11,590,662
The Macerich Co.	76,800	4,425,216
VEREIT, Inc.	835,300	5,680,040
		205,055,229
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	122,500	5,550,475

TOTAL REAL ESTATE		210,605,704

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,098,400	35,917,680
Verizon Communications, Inc.	986,593	48,688,365
Zayo Group Holdings, Inc. (a)	238,600	8,661,180
		93,267,225
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	175,500	984,555
T-Mobile U.S., Inc. (a)	205,363	12,426,515
		13,411,070

TOTAL TELECOMMUNICATION SERVICES		106,678,295

UTILITIES - 2.8%
Electric Utilities - 1.9%
Eversource Energy	110,400	6,651,600
Exelon Corp.	618,200	24,530,176
FirstEnergy Corp.	220,800	7,595,520
Great Plains Energy, Inc.	338,700	11,085,651
NextEra Energy, Inc.	300,000	49,173,000
PG&E Corp.	402,467	18,553,729
Vistra Energy Corp. (a)	173,500	3,964,475
		121,554,151
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	412,300	12,781,300
The AES Corp.	328,300	4,018,392
		16,799,692
Multi-Utilities - 0.6%
Dominion Resources, Inc.	244,500	16,273,920
Sempra Energy	184,544	20,632,019
		36,905,939

TOTAL UTILITIES		175,259,782

TOTAL COMMON STOCKS
(Cost $4,562,167,243)		6,114,307,017
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.78% 5/3/18 to 7/26/18 (c)
(Cost $2,967,980)	2,970,000	2,967,953
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.74% (d)	110,665,865	$110,687,998
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	14,222,986	14,224,408
TOTAL MONEY MARKET FUNDS
(Cost $124,907,073)		124,912,406
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,690,042,296)		6,242,187,376
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,044,790
NET ASSETS - 100%		$6,243,232,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	484	June 2018	$64,057,400	$(787,818)	$(787,818)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,967,953.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$350,286
Fidelity Securities Lending Cash Central Fund	9,776
Total	$360,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$800,400,399	$800,400,399	$--	$--
Consumer Staples	410,024,008	410,024,008	--	--
Energy	380,208,000	380,208,000	--	--
Financials	880,596,048	880,596,048	--	--
Health Care	808,936,479	808,936,479	--	--
Industrials	625,258,832	625,258,832	--	--
Information Technology	1,526,717,331	1,526,717,331	--	--
Materials	189,622,139	189,622,139	--	--
Real Estate	210,605,704	210,605,704	--	--
Telecommunication Services	106,678,295	106,678,295	--	--
Utilities	175,259,782	175,259,782	--	--
U.S. Government and Government Agency Obligations	2,967,953	--	2,967,953	--
Money Market Funds	124,912,406	124,912,406	--	--
Total Investments in Securities:	$6,242,187,376	$6,239,219,423	$2,967,953	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(787,818)	$(787,818)	$--	$--
Total Liabilities	$(787,818)	$(787,818)	$--	$--
Total Derivative Instruments:	$(787,818)	$(787,818)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

April 30, 2018

LDT-QTLY-0618
1.950976.105

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.5%
Delphi Technologies PLC	1,090,316	$52,782,198
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	1,174,395	59,424,387
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	298,400	62,628,192
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	2,290,744	53,626,317
Media - 2.2%
Liberty Broadband Corp. Class C (a)	987,711	70,018,833
The Walt Disney Co.	1,437,400	144,214,342
		214,233,175
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	538,600	51,646,354
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	568,700	77,257,895
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	464,825	74,218,608

TOTAL CONSUMER DISCRETIONARY		645,817,126

CONSUMER STAPLES - 7.2%
Beverages - 0.3%
PepsiCo, Inc.	354,600	35,793,324
Food & Staples Retailing - 2.0%
CVS Health Corp.	1,011,700	70,647,011
Walgreens Boots Alliance, Inc.	369,306	24,540,384
Walmart, Inc.	1,117,173	98,825,124
		194,012,519
Food Products - 1.8%
Bunge Ltd.	147,300	10,639,479
ConAgra Foods, Inc.	398,200	14,761,274
Darling International, Inc. (a)	341,900	5,860,166
Mondelez International, Inc.	1,917,133	75,726,754
Post Holdings, Inc. (a)	60,900	4,845,813
The Kraft Heinz Co.	701,200	39,533,656
Tyson Foods, Inc. Class A	403,600	28,292,360
		179,659,502
Household Products - 1.9%
Colgate-Palmolive Co.	424,100	27,664,043
Kimberly-Clark Corp.	146,500	15,168,610
Procter & Gamble Co.	1,951,215	141,150,893
		183,983,546
Tobacco - 1.2%
Altria Group, Inc.	256,900	14,414,659
Philip Morris International, Inc.	1,226,900	100,605,800
		115,020,459

TOTAL CONSUMER STAPLES		708,469,350

ENERGY - 12.3%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	3,473,800	125,438,918
Dril-Quip, Inc. (a)	52,001	2,155,441
		127,594,359
Oil, Gas & Consumable Fuels - 11.0%
Andeavor	627,720	86,826,230
Cabot Oil & Gas Corp.	2,590,300	61,934,073
Cenovus Energy, Inc.	8,706,800	87,207,016
Cheniere Energy, Inc. (a)	1,674,000	97,359,840
Chevron Corp.	2,545,114	318,419,213
ConocoPhillips Co.	3,854,300	252,456,650
EQT Corp.	1,182,900	59,369,751
Valero Energy Corp.	1,066,900	118,351,217
		1,081,923,990

TOTAL ENERGY		1,209,518,349

FINANCIALS - 24.7%
Banks - 6.3%
CIT Group, Inc.	1,848,600	97,883,370
U.S. Bancorp	2,882,992	145,446,946
Wells Fargo & Co.	7,370,025	382,946,499
		626,276,815
Capital Markets - 3.8%
Brighthouse Financial, Inc.	750,000	38,085,000
Franklin Resources, Inc.	2,014,300	67,761,052
Goldman Sachs Group, Inc.	720,078	171,616,190
The Blackstone Group LP	3,143,500	97,291,325
		374,753,567
Consumer Finance - 5.0%
Ally Financial, Inc.	3,271,000	85,373,100
Capital One Financial Corp.	1,307,114	118,450,671
Discover Financial Services	2,509,200	178,780,500
Navient Corp.	1,500,000	19,890,000
Synchrony Financial	2,615,000	86,739,550
		489,233,821
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	2,028,761	393,031,866
Insurance - 5.6%
AFLAC, Inc.	2,236,562	101,920,130
American International Group, Inc.	2,248,600	125,921,600
Chubb Ltd.	770,961	104,596,279
Hartford Financial Services Group, Inc.	450,000	24,228,000
Reinsurance Group of America, Inc.	524,900	78,420,060
The Travelers Companies, Inc.	923,200	121,493,120
		556,579,189

TOTAL FINANCIALS		2,439,875,258

HEALTH CARE - 12.6%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (a)	203,800	23,972,994
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	1,392,600	80,951,838
Baxter International, Inc.	773,400	53,751,300
Becton, Dickinson & Co.	174,600	40,484,502
Medtronic PLC	1,121,336	89,852,654
		265,040,294
Health Care Providers & Services - 2.3%
Aetna, Inc.	221,900	39,731,195
Anthem, Inc.	137,400	32,425,026
Cigna Corp.	304,500	52,319,190
Express Scripts Holding Co. (a)	363,600	27,524,520
Humana, Inc.	119,400	35,125,092
McKesson Corp.	278,500	43,504,485
		230,629,508
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	214,200	45,056,970
Pharmaceuticals - 6.9%
Allergan PLC	287,700	44,205,105
Jazz Pharmaceuticals PLC (a)	886,395	134,767,496
Johnson & Johnson	1,734,959	219,454,964
Merck & Co., Inc.	1,930,800	113,666,196
Pfizer, Inc.	4,522,898	165,583,296
		677,677,057

TOTAL HEALTH CARE		1,242,376,823

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.8%
Raytheon Co.	306,497	62,813,495
United Technologies Corp.	981,757	117,958,104
		180,771,599
Airlines - 0.9%
American Airlines Group, Inc.	1,571,124	67,448,353
JetBlue Airways Corp. (a)	1,115,979	21,415,637
		88,863,990
Construction & Engineering - 0.8%
AECOM (a)	2,198,947	75,731,735
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	1,300,248	65,948,579
Industrial Conglomerates - 0.7%
General Electric Co.	4,252,180	59,828,173
Honeywell International, Inc.	67,418	9,754,036
		69,582,209
Professional Services - 0.3%
Nielsen Holdings PLC	1,074,300	33,786,735
Road & Rail - 0.9%
Norfolk Southern Corp.	616,664	88,472,784
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	1,523,283	58,966,285

TOTAL INDUSTRIALS		662,123,916

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.9%
Cisco Systems, Inc.	5,312,635	235,296,604
Juniper Networks, Inc.	2,005,400	49,312,786
		284,609,390
Electronic Equipment & Components - 0.5%
Dell Technologies, Inc. (a)	717,800	51,516,506
Internet Software & Services - 0.7%
Alphabet, Inc. Class A (a)	64,000	65,189,120
IT Services - 1.9%
Amdocs Ltd.	1,630,369	109,642,315
Cognizant Technology Solutions Corp. Class A	213,700	17,484,934
Fidelity National Information Services, Inc.	365,400	34,702,038
Leidos Holdings, Inc.	448,200	28,787,886
		190,617,173
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	593,400	30,631,308
Qualcomm, Inc.	1,808,900	92,271,989
		122,903,297
Software - 0.7%
Oracle Corp.	1,539,200	70,295,264
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	248,000	40,984,480

TOTAL INFORMATION TECHNOLOGY		826,115,230

MATERIALS - 2.8%
Chemicals - 2.1%
DowDuPont, Inc.	1,804,714	114,130,113
LyondellBasell Industries NV Class A	482,200	50,983,006
Westlake Chemical Corp.	404,400	43,258,668
		208,371,787
Construction Materials - 0.3%
Eagle Materials, Inc.	340,600	33,705,776
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	2,414,800	34,531,640

TOTAL MATERIALS		276,609,203

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	197,900	26,985,644
AvalonBay Communities, Inc.	301,983	49,223,229
Boston Properties, Inc.	340,414	41,329,664
Colony NorthStar, Inc.	3,223,106	19,693,178
Equity Lifestyle Properties, Inc.	25,000	2,229,000
Equity Residential (SBI)	886,440	54,702,212
Essex Property Trust, Inc.	126,200	30,248,878
Forest City Realty Trust, Inc. Class A	224,200	4,497,452
General Growth Properties, Inc.	1,773,056	35,443,389
Public Storage	160,533	32,392,349
Simon Property Group, Inc.	185,200	28,954,168
The Macerich Co.	227,000	13,079,740
Vornado Realty Trust	276,400	18,803,492
Washington Prime Group, Inc.	548,300	3,547,501
Welltower, Inc.	428,800	22,915,072
		384,044,968
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	247,829	11,229,132

TOTAL REAL ESTATE		395,274,100

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	4,467,765	146,095,916
Verizon Communications, Inc.	2,172,600	107,217,810
		253,313,726
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	438,900	26,557,839

TOTAL TELECOMMUNICATION SERVICES		279,871,565

UTILITIES - 6.1%
Electric Utilities - 4.1%
Eversource Energy	575,300	34,661,825
Exelon Corp.	2,387,000	94,716,160
NextEra Energy, Inc.	758,400	124,309,344
PG&E Corp.	580,100	26,742,610
PPL Corp.	1,921,700	55,921,470
Westar Energy, Inc.	1,209,300	65,519,874
		401,871,283
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	1,990,500	61,705,500
The AES Corp.	4,789,600	58,624,704
		120,330,204
Multi-Utilities - 0.8%
Sempra Energy	744,368	83,220,342

TOTAL UTILITIES		605,421,829

TOTAL COMMON STOCKS
(Cost $8,072,812,042)		9,291,472,749
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.41% to 1.82% 5/3/18 to 7/26/18 (b)
(Cost $7,126,473)	7,140,000	7,126,546
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $504,854,758)	504,815,731	504,916,694
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $8,584,793,273)		9,803,515,989
NET OTHER ASSETS (LIABILITIES) - 0.6%		59,674,456
NET ASSETS - 100%		$9,863,190,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	2,818	June 2018	$166,698,790	$(3,678,604)	$(3,678,604)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,126,546.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,700,136
Fidelity Securities Lending Cash Central Fund	277
Total	$1,700,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$645,817,126	$645,817,126	$--	$--
Consumer Staples	708,469,350	708,469,350	--	--
Energy	1,209,518,349	1,209,518,349	--	--
Financials	2,439,875,258	2,439,875,258	--	--
Health Care	1,242,376,823	1,242,376,823	--	--
Industrials	662,123,916	662,123,916	--	--
Information Technology	826,115,230	826,115,230	--	--
Materials	276,609,203	276,609,203	--	--
Real Estate	395,274,100	395,274,100	--	--
Telecommunication Services	279,871,565	279,871,565	--	--
Utilities	605,421,829	605,421,829	--	--
U.S. Government and Government Agency Obligations	7,126,546	--	7,126,546	--
Money Market Funds	504,916,694	504,916,694	--	--
Total Investments in Securities:	$9,803,515,989	$9,796,389,443	$7,126,546	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,678,604)	$(3,678,604)	$--	$--
Total Liabilities	$(3,678,604)	$(3,678,604)	$--	$--
Total Derivative Instruments:	$(3,678,604)	$(3,678,604)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

April 30, 2018

EDT-QTLY-0618
1.950996.105

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Media - 9.8%
Cinemark Holdings, Inc.	1,259,200	$49,322,864
Comcast Corp. Class A	2,228,600	69,955,754
Entercom Communications Corp. Class A (a)	3,985,300	40,450,795
Interpublic Group of Companies, Inc.	3,734,200	88,089,778
Lions Gate Entertainment Corp. Class B	2,824,300	65,015,386
The Walt Disney Co.	800,500	80,314,165
Time Warner, Inc.	1,430,000	135,564,000
Twenty-First Century Fox, Inc. Class A	2,866,100	104,784,616
WPP PLC	3,408,200	58,485,153
		691,982,511
Multiline Retail - 0.5%
Dollar General Corp.	359,600	34,712,188
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy - Louis Vuitton SA	38,093	13,256,827
PVH Corp.	446,400	71,276,688
		84,533,515

TOTAL CONSUMER DISCRETIONARY		811,228,214

CONSUMER STAPLES - 8.7%
Beverages - 0.8%
PepsiCo, Inc.	536,100	54,113,934
Food & Staples Retailing - 3.0%
CVS Health Corp.	2,056,043	143,573,483
Sysco Corp.	1,046,200	65,429,348
		209,002,831
Food Products - 2.9%
Kellogg Co.	951,900	56,066,910
Seaboard Corp.	908	3,638,401
The Hershey Co.	362,300	33,309,862
The J.M. Smucker Co.	985,200	112,391,616
		205,406,789
Personal Products - 0.7%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	498,900	28,601,233
(NY Reg.)	377,800	21,579,936
		50,181,169
Tobacco - 1.3%
British American Tobacco PLC:
(United Kingdom)	488,700	26,803,978
sponsored ADR	1,157,881	63,243,460
		90,047,438

TOTAL CONSUMER STAPLES		608,752,161

ENERGY - 11.4%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	2,380,400	85,956,244
Dril-Quip, Inc. (b)	469,000	19,440,050
		105,396,294
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	1,835,003	229,577,225
Dynagas LNG Partners LP	669,200	5,373,676
Exxon Mobil Corp.	1,259,200	97,902,800
GasLog Ltd.	1,400,200	23,593,370
GasLog Partners LP	1,532,500	36,396,875
Golar LNG Ltd.	531,151	17,076,505
Golar LNG Partners LP	2,783,368	55,834,362
Hoegh LNG Partners LP (c)	1,073,900	19,169,115
Phillips 66 Co.	892,300	99,321,913
Suncor Energy, Inc.	1,445,300	55,270,244
Teekay Corp. (a)	1,520,200	13,408,164
Teekay LNG Partners LP	111,700	2,038,525
Teekay Offshore Partners LP	13,474,100	37,592,739
		692,555,513

TOTAL ENERGY		797,951,807

FINANCIALS - 27.0%
Banks - 12.1%
JPMorgan Chase & Co.	2,612,730	284,212,771
PNC Financial Services Group, Inc.	646,100	94,078,621
SunTrust Banks, Inc.	1,514,400	101,161,920
U.S. Bancorp	2,831,400	142,844,130
Wells Fargo & Co.	4,356,900	226,384,524
		848,681,966
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	424,700	101,218,751
State Street Corp.	639,700	63,829,266
		165,048,017
Consumer Finance - 2.9%
Capital One Financial Corp.	636,600	57,688,692
Discover Financial Services	1,019,600	72,646,500
Synchrony Financial	2,281,200	75,667,404
		206,002,596
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (b)	1,227,300	237,764,829
Cannae Holdings, Inc. (b)	193,400	3,995,644
Standard Life PLC	6,216,857	31,265,103
		273,025,576
Insurance - 4.3%
Allstate Corp.	434,400	42,493,008
Chubb Ltd.	551,284	74,792,700
FNF Group	1,006,100	37,054,663
Prudential PLC	2,307,654	59,339,152
The Travelers Companies, Inc.	657,300	86,500,680
		300,180,203
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	2,044,800	38,687,616
Annaly Capital Management, Inc.	3,804,000	39,447,480
MFA Financial, Inc.	3,554,300	26,728,336
		104,863,432

TOTAL FINANCIALS		1,897,801,790

HEALTH CARE - 12.9%
Biotechnology - 3.5%
Amgen, Inc.	915,277	159,697,531
Shire PLC sponsored ADR	558,100	88,977,883
		248,675,414
Health Care Providers & Services - 4.5%
Aetna, Inc.	342,400	61,306,720
Anthem, Inc.	306,300	72,283,737
Cigna Corp.	541,600	93,057,712
McKesson Corp.	327,200	51,111,912
UnitedHealth Group, Inc.	151,000	35,696,400
		313,456,481
Pharmaceuticals - 4.9%
Allergan PLC	494,100	75,918,465
Bayer AG	829,500	99,141,517
Johnson & Johnson	478,800	60,563,412
Pfizer, Inc.	1,501,177	54,958,090
Sanofi SA sponsored ADR	1,411,500	55,500,180
		346,081,664

TOTAL HEALTH CARE		908,213,559

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.7%
Harris Corp.	371,800	58,156,956
Huntington Ingalls Industries, Inc.	46,676	11,352,070
United Technologies Corp.	978,200	117,530,730
		187,039,756
Machinery - 1.0%
Allison Transmission Holdings, Inc.	587,957	22,924,443
Deere & Co.	368,100	49,814,973
		72,739,416
Professional Services - 1.5%
Dun & Bradstreet Corp.	280,600	32,355,986
Nielsen Holdings PLC	2,217,700	69,746,665
		102,102,651
Road & Rail - 1.1%
Union Pacific Corp.	601,300	80,351,719

TOTAL INDUSTRIALS		442,233,542

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 2.7%
Cisco Systems, Inc.	3,058,249	135,449,848
F5 Networks, Inc. (b)	340,900	55,597,381
		191,047,229
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	698,608	64,097,284
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (b)	79,400	80,875,252
comScore, Inc. (b)	1,861,986	39,474,103
eBay, Inc. (b)	1,118,100	42,353,628
		162,702,983
IT Services - 1.7%
Amdocs Ltd.	747,700	50,282,825
Cognizant Technology Solutions Corp. Class A	662,200	54,181,204
The Western Union Co.	642,500	12,689,375
		117,153,404
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	440,500	72,797,030

TOTAL INFORMATION TECHNOLOGY		607,797,930

MATERIALS - 4.7%
Chemicals - 3.2%
DowDuPont, Inc.	1,046,100	66,155,364
LyondellBasell Industries NV Class A	769,600	81,369,808
Monsanto Co.	422,400	52,956,288
The Scotts Miracle-Gro Co. Class A	298,349	24,936,009
		225,417,469
Containers & Packaging - 1.5%
Ball Corp.	1,262,400	50,609,616
Graphic Packaging Holding Co.	3,678,400	52,601,120
		103,210,736

TOTAL MATERIALS		328,628,205

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (b)	1,746,300	79,124,853
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	2,565,039	126,584,675
UTILITIES - 3.0%
Electric Utilities - 3.0%
Exelon Corp.	2,483,900	98,561,152
PPL Corp.	831,000	24,182,100
Xcel Energy, Inc.	1,854,100	86,846,044
		209,589,296
TOTAL COMMON STOCKS
(Cost $6,315,714,394)		6,817,906,032

Other - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Utica Shale Drilling Program (non-operating revenue interest)(d)(e)(f)
(Cost $34,736,679)	34,736,679	32,305,111

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.74% (g)	172,147,107	172,181,536
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	1,050,990	1,051,095
TOTAL MONEY MARKET FUNDS
(Cost $173,232,631)		173,232,631
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,523,683,704)		7,023,443,774
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,463,464
NET ASSETS - 100%		$7,030,907,238

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,305,111 or 0.5% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$34,736,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$545,909
Fidelity Securities Lending Cash Central Fund	2,261
Total	$548,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Hoegh LNG Partners LP	$19,706,065	$--	$--	$--	$--	$(536,950)	$19,169,115
Total	$19,706,065	$--	$--	$--	$--	$(536,950)	$19,169,115

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$811,228,214	$739,486,234	$71,741,980	$--
Consumer Staples	608,752,161	553,346,950	55,405,211	--
Energy	797,951,807	797,951,807	--	--
Financials	1,897,801,790	1,838,462,638	59,339,152	--
Health Care	908,213,559	809,072,042	99,141,517	--
Industrials	442,233,542	442,233,542	--	--
Information Technology	607,797,930	607,797,930	--	--
Materials	328,628,205	328,628,205	--	--
Real Estate	79,124,853	79,124,853	--	--
Telecommunication Services	126,584,675	126,584,675	--	--
Utilities	209,589,296	209,589,296	--	--
Other	32,305,111	--	--	32,305,111
Money Market Funds	173,232,631	173,232,631	--	--
Total Investments in Securities:	$7,023,443,774	$6,705,510,803	$285,627,860	$32,305,111

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

April 30, 2018

LCV-QTLY-0618
1.800356.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.6%
Delphi Technologies PLC	126,690	$6,133,063
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	122,329	6,189,847
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	34,670	7,276,540
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	266,184	6,231,367
Media - 2.3%
Liberty Broadband Corp. Class C (a)	114,767	8,135,833
The Walt Disney Co.	167,020	16,757,117
		24,892,950
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	62,580	6,000,796
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	66,081	8,977,104
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	54,013	8,624,256

TOTAL CONSUMER DISCRETIONARY		74,325,923

CONSUMER STAPLES - 7.3%
Beverages - 0.4%
PepsiCo, Inc.	38,400	3,876,096
Food & Staples Retailing - 2.0%
CVS Health Corp.	109,550	7,649,877
Walgreens Boots Alliance, Inc.	39,890	2,650,691
Walmart, Inc.	120,645	10,672,257
		20,972,825
Food Products - 1.8%
Bunge Ltd.	16,300	1,177,349
ConAgra Foods, Inc.	43,100	1,597,717
Darling International, Inc. (a)	37,000	634,180
Mondelez International, Inc.	207,500	8,196,250
Post Holdings, Inc. (a)	6,600	525,162
The Kraft Heinz Co.	75,900	4,279,242
Tyson Foods, Inc. Class A	43,600	3,056,360
		19,466,260
Household Products - 1.9%
Colgate-Palmolive Co.	45,900	2,994,057
Kimberly-Clark Corp.	15,800	1,635,932
Procter & Gamble Co.	211,280	15,283,995
		19,913,984
Tobacco - 1.2%
Altria Group, Inc.	27,800	1,559,858
Philip Morris International, Inc.	132,900	10,897,800
		12,457,658

TOTAL CONSUMER STAPLES		76,686,823

ENERGY - 11.4%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	376,900	13,609,859
Dril-Quip, Inc. (a)	4,234	175,499
		13,785,358
Oil, Gas & Consumable Fuels - 10.1%
Andeavor	69,116	9,560,125
Cenovus Energy, Inc.	907,100	9,085,483
Cheniere Energy, Inc. (a)	130,300	7,578,248
Chevron Corp.	126,900	15,876,459
ConocoPhillips Co.	372,700	24,411,850
Encana Corp.	608,200	7,574,374
Suncor Energy, Inc.	560,300	21,426,637
Valero Energy Corp.	96,000	10,649,280
		106,162,456

TOTAL ENERGY		119,947,814

FINANCIALS - 26.1%
Banks - 7.1%
CIT Group, Inc.	230,200	12,189,090
First Citizen Bancshares, Inc.	21,800	9,423,922
Prosperity Bancshares, Inc.	23,200	1,665,064
U.S. Bancorp	234,500	11,830,525
Wells Fargo & Co.	768,500	39,931,260
		75,039,861
Capital Markets - 4.1%
Carlyle Group LP	281,200	5,764,600
Cowen Group, Inc. Class A (a)(b)	283,700	4,397,350
Franklin Resources, Inc.	82,900	2,788,756
Goldman Sachs Group, Inc.	91,900	21,902,527
Oaktree Capital Group LLC Class A	200,000	7,900,000
Triangle Capital Corp. (b)	102,671	1,189,957
		43,943,190
Consumer Finance - 4.2%
Discover Financial Services	238,100	16,964,625
Santander Consumer U.S.A. Holdings, Inc.	500,000	9,225,000
Synchrony Financial	544,300	18,054,431
		44,244,056
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	261,557	50,671,436
Insurance - 5.6%
AFLAC, Inc.	250,700	11,424,399
AMBAC Financial Group, Inc. (a)	180,000	3,065,400
American International Group, Inc.	185,700	10,399,200
Chubb Ltd.	146,400	19,862,088
Kansas City Life Insurance Co. (b)	42,304	1,724,734
National Western Life Group, Inc.	10,450	3,316,935
Torchmark Corp.	109,925	9,534,895
		59,327,651
Mortgage Real Estate Investment Trusts - 0.3%
Resource Capital Corp.	285,100	2,782,576

TOTAL FINANCIALS		276,008,770

HEALTH CARE - 13.7%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (a)	23,800	2,799,594
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	160,800	9,347,304
Baxter International, Inc.	88,600	6,157,700
Becton, Dickinson & Co.	20,100	4,660,587
Medtronic PLC	128,220	10,274,269
		30,439,860
Health Care Providers & Services - 2.7%
Aetna, Inc.	25,400	4,547,870
Anthem, Inc.	15,400	3,634,246
Capital Senior Living Corp. (a)	246,500	2,896,375
Cigna Corp.	34,632	5,950,470
Express Scripts Holding Co. (a)	41,600	3,149,120
Humana, Inc.	13,300	3,912,594
McKesson Corp.	31,100	4,858,131
		28,948,806
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	24,400	5,132,540
Pharmaceuticals - 7.4%
Allergan PLC	33,000	5,070,450
Jazz Pharmaceuticals PLC (a)	102,127	15,527,389
Johnson & Johnson	197,885	25,030,474
Merck & Co., Inc.	222,559	13,102,048
Pfizer, Inc.	520,771	19,065,426
		77,795,787

TOTAL HEALTH CARE		145,116,587

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.8%
Raytheon Co.	31,980	6,553,981
United Technologies Corp.	102,296	12,290,864
		18,844,845
Airlines - 0.9%
American Airlines Group, Inc.	163,118	7,002,656
JetBlue Airways Corp. (a)	116,280	2,231,413
		9,234,069
Construction & Engineering - 0.8%
AECOM (a)	237,939	8,194,619
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	135,486	6,871,850
Industrial Conglomerates - 0.7%
General Electric Co.	442,952	6,232,335
Honeywell International, Inc.	7,016	1,015,075
		7,247,410
Professional Services - 0.3%
Nielsen Holdings PLC	111,900	3,519,255
Road & Rail - 0.9%
Norfolk Southern Corp.	64,258	9,219,095
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	158,699	6,143,238

TOTAL INDUSTRIALS		69,274,381

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 3.1%
Cisco Systems, Inc.	605,300	26,808,737
Juniper Networks, Inc.	228,500	5,618,815
		32,427,552
Electronic Equipment & Components - 0.5%
Dell Technologies, Inc. (a)	81,800	5,870,786
Internet Software & Services - 0.7%
Alphabet, Inc. Class A (a)	7,300	7,435,634
IT Services - 2.1%
Amdocs Ltd.	185,750	12,491,688
Cognizant Technology Solutions Corp. Class A	24,300	1,988,226
Fidelity National Information Services, Inc.	41,700	3,960,249
Leidos Holdings, Inc.	51,100	3,282,153
		21,722,316
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	67,600	3,489,512
Qualcomm, Inc.	206,100	10,513,161
		14,002,673
Software - 0.8%
Oracle Corp.	175,400	8,010,518
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	28,200	4,660,332

TOTAL INFORMATION TECHNOLOGY		94,129,811

MATERIALS - 2.8%
Chemicals - 2.1%
DowDuPont, Inc.	192,743	12,189,067
LyondellBasell Industries NV Class A	51,500	5,445,095
Westlake Chemical Corp.	43,200	4,621,104
		22,255,266
Construction Materials - 0.3%
Eagle Materials, Inc.	36,400	3,602,144
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	258,000	3,689,400

TOTAL MATERIALS		29,546,810

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	23,500	3,204,460
Colony NorthStar, Inc.	526,344	3,215,962
Forest City Realty Trust, Inc. Class A	254,700	5,109,282
General Growth Properties, Inc.	130,500	2,608,695
iStar Financial, Inc. (a)	250,000	2,535,000
NorthStar Realty Europe Corp.	213,900	3,101,550
Quality Care Properties, Inc. (a)	167,700	3,684,369
Safety Income and Growth, Inc.	320,900	5,760,155
Seritage Growth Properties (b)	58,400	2,077,288
Washington Prime Group, Inc. (b)	150,000	970,500
		32,267,261
Real Estate Management & Development - 0.4%
Consolidated-Tomoka Land Co.	74,350	4,574,012

TOTAL REAL ESTATE		36,841,273

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	442,800	14,479,560
Verizon Communications, Inc.	218,500	10,782,975
		25,262,535
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	43,500	2,632,185

TOTAL TELECOMMUNICATION SERVICES		27,894,720

UTILITIES - 5.9%
Electric Utilities - 3.9%
Eversource Energy	59,400	3,578,850
Exelon Corp.	246,400	9,777,152
NextEra Energy, Inc.	78,310	12,835,792
PG&E Corp.	59,900	2,761,390
PPL Corp.	198,400	5,773,440
Westar Energy, Inc.	124,800	6,761,664
		41,488,288
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	205,500	6,370,500
The AES Corp.	494,380	6,051,211
		12,421,711
Multi-Utilities - 0.8%
Sempra Energy	76,850	8,591,830

TOTAL UTILITIES		62,501,829

TOTAL COMMON STOCKS
(Cost $967,721,017)		1,012,274,741
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.74% to 1.79% 6/14/18 to 7/19/18 (c)
(Cost $428,749)	430,000	428,786
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.74% (d)	44,891,773	$44,900,752
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	7,136,914	7,137,627
TOTAL MONEY MARKET FUNDS
(Cost $52,039,211)		52,038,379
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,020,188,977)		1,064,741,906
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(8,482,256)
NET ASSETS - 100%		$1,056,259,650

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	144	June 2018	$8,518,320	$(107,328)	$(107,328)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $428,786.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,819
Fidelity Securities Lending Cash Central Fund	12,646
Total	$182,465

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$74,325,923	$74,325,923	$--	$--
Consumer Staples	76,686,823	76,686,823	--	--
Energy	119,947,814	119,947,814	--	--
Financials	276,008,770	276,008,770	--	--
Health Care	145,116,587	145,116,587	--	--
Industrials	69,274,381	69,274,381	--	--
Information Technology	94,129,811	94,129,811	--	--
Materials	29,546,810	29,546,810	--	--
Real Estate	36,841,273	36,841,273	--	--
Telecommunication Services	27,894,720	27,894,720	--	--
Utilities	62,501,829	62,501,829	--	--
U.S. Government and Government Agency Obligations	428,786	--	428,786	--
Money Market Funds	52,038,379	52,038,379	--	--
Total Investments in Securities:	$1,064,741,906	$1,064,313,120	$428,786	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(107,328)	$(107,328)	$--	$--
Total Liabilities	$(107,328)	$(107,328)	$--	$--
Total Derivative Instruments:	$(107,328)	$(107,328)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018